UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 through December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2023  (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
February 7, 2024 (Unaudited)
Dear Shareholder,
U.S. equity markets surged through the end of 2023 and into early 2024 as the risk of economic recession receded and the prospect of lower interest rates drove investor optimism. Globally, financial markets largely generated positive returns, despite heightened geopolitical tensions and signs of economic weakness across Europe and China.
“Investors appear to have begun 2024 with a positive outlook, with the U.S. economy and its financial markets leading global growth.” — Brian S. Shlissel
Inflation pressures eased sufficiently during the second half of 2023 to allow the U.S. Federal Reserve (the “Fed”) to hold the benchmark discount interest rate at 5.25% at its June 2023 meeting, ending a string of 10 consecutive interest rate increases. The Fed raised rates once more in July 2023, then held the benchmark rate at 5.50% for the remainder of the 2023.
In the face of elevated interest rates, the U.S. economy proved surprisingly resilient and largely led developed markets in growth through the end of 2023. Gross domestic product outpaced economists’ consensus expectations with a 4.9% jump in the third quarter and estimated growth of 3.3% in the fourth quarter. Though the U.S. economy continued to expand, inflation data indicated that the Fed’s efforts to cool the domestic economy appeared to be effective.
Certain other measures of the U.S. economy showed little sign of weakness. Consumer spending remained elevated in the second half of 2023 and rose month-to-month to reach approximately $709.9 billion in retail sales in December 2023. The unemployment rate settled at 3.7% in the final two months of 2023 as approximately 333,000 jobs were added in December alone. Further, an estimated 353,000 jobs were added in January 2024, approximately double the increase anticipated by certain economists.
Both equity and bond markets in the U.S. performed well, buoyed by the overall strength shown by the U.S. economy and the apparent turn in Fed policy. Stronger-than-expected  consumer spending and corporate earnings, as well as investor expectations for artificial-intelligence-driven productivity gains bolstered demand for equities in recent months. Certain leading U.S. equity indexes returned more than 9% in November and in excess of 5% in December 2023. In January 2024, the S&P 500 Index reached six new closing highs and surpassed 4,800 points for the first time. However, equity market gains were not broadly spread: The largest 10 stocks in the S&P 500 Index comprised approximately 90% of the index’s price gains for all of 2023.
While U.S. financial markets largely appeared to withstand increased geopolitical tensions in 2023, the potential for the conflicts in Ukraine and Israel to expand in intensity and geography may threaten global economic growth and increase market volatility. Additionally, the Fed may be forced to change policy should the strength of U.S. economy recede or the downward trend in inflation were to reverse.
Investors appear to have begun 2024 with a positive outlook, with the U.S. economy and its financial markets leading global growth. While risks to the growth outlook remain, we believe investors who hold a well-diversified portfolio over the long term should be positioned to benefit from positive economic trends.
Our suite of investment solutions seeks to provide investors with the ability to build durable portfolios that meet their financial goals, regardless of macroeconomic and geopolitical uncertainties.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	1

J.P. Morgan Mid Cap/Multi-Cap Funds
MARKET OVERVIEW
SIX MONTHS ENDED December 31, 2023 (Unaudited)
U.S. equity markets largely rallied in the final two months of 2023, rebounding from three months of declines to generate positive returns for the six month period. Investor demand for large cap stocks in the technology and communications sectors was a leading driver of equity market returns. Bond markets generally provided positive returns but underperformed equity markets.
After raising its policy benchmark interest rates by 0.25% in July 2023, the U.S. Federal Reserve (the “Fed”) declined to raise rates further at its next three meetings for the year. More importantly for investors, the central bank stated in December 2023 that it could begin to lower interest rates in the first half of 2024, if inflationary pressures continued to recede.
While the U.S. economic growth showed signs of slowing in mid-2023, third-quarter gross domestic product exceeded economists’ consensus expectations with a 4.9% increase. Growth was largely driven by resilient consumer spending and inventory building by businesses. The unemployment rate in the U.S. remained historically low at 3.8% for most of the six-month period before settling at 3.7% in December 2023. The data and the outlook for interest rates fed investor expectations that the U.S. could avoid an economic recession in 2024.
U.S. equities generally outperformed both international developed markets and emerging markets equities for the period. Overall, gains in U.S. markets were led by large capitalization stocks in the technology and communications sectors, particularly the so-called Magnificent Seven: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. At the end of 2023, the 10 largest companies in the S&P 500 Index accounted for 31.2% of the index’s total market capitalization. Notably, only within small cap stocks did value outperform growth for the period.
Investor expectations that the Fed and private sector banks could begin to lower their interest rates sparked a broad rally in U.S. fixed income markets in the final two months of 2023. Overall, lower quality bonds, high yield bonds (also known a junk bonds) and emerging markets debt outperformed U.S. Treasury bonds and higher quality U.S. corporate debt.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

JPMorgan Growth Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	9.59%
Russell 3000 Growth Index	10.28%
Net Assets as of 12/31/2023 (In Thousands)	$17,238,521
INVESTMENT OBJECTIVE **
The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2023.
The Fund’s security selection in the health care and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and consumer discretionary sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in SolarEdge Technologies Inc. and its overweight positions in Confluent Inc. and Exact Sciences Inc. Shares of SolarEdge Technologies, a manufacturer of semiconductor materials and equipment for the solar energy industry, fell amid lower-than-expected reported sales during the period and weakness in the broader solar energy sector. Shares of Confluent, a software developer, fell sharply after the company issued a weaker than expected earnings forecast. Shares of Exact Sciences, a provider of cancer screening and medical diagnostic tests, fell following a rally in the shares in the first half of 2023.
Leading individual contributors to relative performance included the Fund’s underweight position in Apple Inc. and its overweight positions in Intuit Inc. and Uber Technologies Inc. Shares of Apple, a diversified information technology provider, fell late in the period following a rally that pushed the company’s share price to a record high on December 14, 2023. Shares of Intuit, a financial software developer, rose after the company reported better-than-expected earnings and revenue for its fiscal first quarter. Shares of Uber Technologies, a ride-hailing service, rose amid increased bookings and after the company was included in the S&P 500 Index.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	10.0%
2.	Apple, Inc.	6.9
3.	Amazon.com, Inc.	6.0
4.	NVIDIA Corp.	4.8
5.	Meta Platforms, Inc., Class A	4.6
6.	Alphabet, Inc., Class C	4.1
7.	Mastercard, Inc., Class A	3.3
8.	Broadcom, Inc.	2.3
9.	Tesla, Inc.	2.2
10.	Eli Lilly & Co.	2.1

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	38.3%
Consumer Discretionary	14.9
Health Care	12.1
Communication Services	11.6
Industrials	10.3
Financials	8.1
Energy	2.2
Others (each less than 1.0%)	0.9
Short-Term Investments	1.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Growth Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge **		3.84%	32.47%	18.58%	14.12%
Without Sales Charge		9.59	39.80	19.86	14.74
CLASS C SHARES	May 1, 2006
With CDSC ***		8.35	38.05	19.26	14.28
Without CDSC		9.35	39.05	19.26	14.28
CLASS I SHARES	May 1, 2006	9.77	40.16	20.16	14.99
CLASS R2 SHARES	July 31, 2017	9.46	39.38	19.55	14.44
CLASS R3 SHARES	May 31, 2017	9.61	39.78	19.85	14.73
CLASS R4 SHARES	May 31, 2017	9.76	40.14	20.16	15.01
CLASS R5 SHARES	January 8, 2009	9.82	40.35	20.33	15.18
CLASS R6 SHARES	December 23, 2013	9.89	40.47	20.46	15.30

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/13 TO 12/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from December 31, 2013 to December 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	6.99%
Russell Midcap Index	7.54%
Net Assets as of 12/31/2023 (In Thousands)	$3,953,727
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2023.
The Fund’s security selection in the industrials and energy sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary and consumer staples sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in SolarEdge Technologies Inc. and its overweight positions in LKQ Corp. and Confluent Inc. Shares of SolarEdge Technologies, a manufacturer of semiconductor materials and equipment for the solar energy industry, fell amid lower-than-expected reported sales during the period and weakness in the broader solar energy sector. Shares of LKQ, an automotive parts distributor, fell after the company reported lower-than-expected earnings for the third quarter of 2023. Shares of Confluent, a software developer, fell sharply after the company issued a weaker than expected earnings forecast.
Leading individual contributors to relative performance included the Fund’s overweight positions in ITT Inc., CrowdStrike Holdings Inc., and Jabil Inc. Shares of ITT, a manufacturer of industrial machinery and components, rose amid consecutive quarters of better-than-expected earnings during the period. Shares of CrowdStrike Holdings, a data security software provider, rose amid surging corporate demand for cybersecurity and artificial intelligence technologies. Shares of Jabil, an electronics manufacturer, rose after the company reported better-than-expected earnings and revenue for its fiscal first quarter.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	ITT, Inc.	1.4%
2.	AMETEK, Inc.	1.3
3.	Hubbell, Inc., Class B	1.3
4.	Ameriprise Financial, Inc.	1.2
5.	Loews Corp.	1.2
6.	Raymond James Financial, Inc.	1.2
7.	Teledyne Technologies, Inc.	1.1
8.	Amphenol Corp., Class A	1.1
9.	Cencora, Inc.	1.1
10.	Snap-on, Inc.	1.0

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	17.0%
Industrials	16.6
Information Technology	13.1
Health Care	11.7
Consumer Discretionary	11.6
Real Estate	7.2
Utilities	4.7
Materials	4.4
Energy	3.6
Consumer Staples	3.2
Communication Services	2.8
Short-Term Investments	4.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge **		1.24%	9.79%	12.29%	9.03%
Without Sales Charge		6.85	15.87	13.51	9.61
CLASS C SHARES	November 2, 2009
With CDSC ***		5.60	14.30	12.95	9.18
Without CDSC		6.60	15.30	12.95	9.18
CLASS I SHARES	January 1, 1997	6.99	16.16	13.80	9.93
CLASS R2 SHARES	March 14, 2014	6.71	15.58	13.23	9.35
CLASS R5 SHARES	March 14, 2014	7.06	16.34	13.97	10.07
CLASS R6 SHARES	March 14, 2014	7.13	16.48	14.08	10.16

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/13 TO 12/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from December 31, 2013 to December 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	7.02%
Russell Midcap Growth Index	8.56%
Net Assets as of 12/31/2023 (In Thousands)	$10,349,519
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2023.
The Fund’s security selection in the technology and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary sector and its underweight position in the consumer staples sectors were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in SolarEdge Technologies Inc. and its overweight positions in Confluent Inc. and Exact Sciences Inc. Shares of SolarEdge Technologies, a manufacturer of semiconductor materials and equipment for the solar energy industry, fell amid lower-than-expected reported sales during the period and weakness in the broader solar energy sector. Shares of Confluent, a software developer, fell sharply after the company issued a weaker-than-expected earnings forecast. Shares of Exact Sciences, a provider of cancer screening and medical diagnostic tests, fell following a rally in the shares in the first half of 2023.
Leading individual contributors to relative performance included the Fund’s overweight position in CrowdStrike Holdings Inc., its out-of-Benchmark position in Uber Technologies Inc. and its underweight position in Paycom Software Inc. Shares of CrowdStrike Holdings, a data security software provider, rose amid surging corporate demand for cybersecurity and artificial intelligence technologies. Shares of Uber Technologies, a ride-hailing service, rose amid increased bookings and after the company was included in the S&P 500 Index. Shares of Paycom Software, a provider of business management software, fell after the company reported lower-than-expected revenue for the third quarter of 2023 and issued a weaker-than-expected revenue forecast for the fourth quarter of 2023.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Crowdstrike Holdings, Inc., Class A	2.4%
2.	Ross Stores, Inc.	2.3
3.	Cheniere Energy, Inc.	2.0
4.	Trane Technologies plc	1.9
5.	Copart, Inc.	1.9
6.	Agilent Technologies, Inc.	1.8
7.	Dexcom, Inc.	1.7
8.	Trade Desk, Inc. (The), Class A	1.6
9.	MongoDB, Inc.	1.5
10.	DoorDash, Inc., Class A	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	24.0%
Health Care	19.7
Industrials	19.0
Consumer Discretionary	14.6
Financials	10.6
Energy	3.7
Communication Services	2.8
Consumer Staples	1.1
Others (each less than 1.0%)	0.3
Short-Term Investments	4.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge **		1.30%	16.38%	13.98%	10.28%
Without Sales Charge		6.91	22.83	15.21	10.87
CLASS C SHARES	November 4, 1997
With CDSC ***		5.61	21.19	14.63	10.43
Without CDSC		6.61	22.19	14.63	10.43
CLASS I SHARES	March 2, 1989	7.02	23.11	15.54	11.20
CLASS R2 SHARES	June 19, 2009	6.73	22.44	14.89	10.61
CLASS R3 SHARES	September 9, 2016	6.88	22.73	15.18	10.86
CLASS R4 SHARES	September 9, 2016	7.01	23.06	15.47	11.13
CLASS R5 SHARES	November 1, 2011	7.09	23.24	15.68	11.35
CLASS R6 SHARES	November 1, 2011	7.14	23.35	15.76	11.41

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/13 TO 12/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from December 31, 2013 to December 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	7.05%
Russell Midcap Value Index	7.11%
Net Assets as of 12/31/2023 (In Thousands)	$13,174,819
INVESTMENT OBJECTIVE**
The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2023.
The Fund’s security selection in the consumer discretionary and financials sector was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and materials sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in LKQ Corp. and IAC Inc., and its underweight position in Coinbase Global Inc.
Shares of LKQ, an automotive parts distributor, fell after the company reported lower-than-expected earnings for the third quarter of 2023. Shares of IAC, a provider of interactive media and services, fell amid consecutive quarters of lower-than-expected earnings. Shares of Coinbase Global, a cryptocurrency exchange provider, rose amid a broad rally among stocks in the cryptocurrency subsector late in the period.
Leading individual contributors to relative performance included the Fund’s overweight positions in GoDaddy Inc., ITT Inc. and Expedia Group Inc. Shares of GoDaddy, an e-commerce platform provider, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2023 and investor expectations for the company’s artificial intelligence technology. Shares of ITT, a manufacturer of industrial machinery and components, rose amid consecutive quarters of better-than-expected earnings during the period. Shares of Expedia Group, an online travel and vacation booking service, rose after the company reported better-than-expected earnings and revenue for the third quarter and unveiled a $5 billion share repurchase plan.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Ameriprise Financial, Inc.	2.0%
2.	Loews Corp.	1.9
3.	Cencora, Inc.	1.7
4.	Snap-on, Inc.	1.7
5.	Hubbell, Inc., Class B	1.6
6.	ITT, Inc.	1.6
7.	Martin Marietta Materials, Inc.	1.6
8.	CMS Energy Corp.	1.6
9.	M&T Bank Corp.	1.5
10.	Lincoln Electric Holdings, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	20.9%
Industrials	15.6
Real Estate	11.3
Consumer Discretionary	10.1
Health Care	7.5
Utilities	7.4
Information Technology	7.4
Materials	6.8
Consumer Staples	4.5
Energy	3.6
Communication Services	2.9
Short-Term Investments	2.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge **		1.26%	5.03%	9.40%	7.07%
Without Sales Charge		6.86	10.86	10.59	7.65
CLASS C SHARES	April 30, 2001
With CDSC ***		5.58	9.29	10.03	7.21
Without CDSC		6.58	10.29	10.03	7.21
CLASS I SHARES	October 31, 2001	7.00	11.13	10.86	7.91
CLASS L SHARES	November 13, 1997	7.05	11.29	11.08	8.15
CLASS R2 SHARES	November 3, 2008	6.74	10.56	10.30	7.37
CLASS R3 SHARES	September 9, 2016	6.85	10.84	10.58	7.65
CLASS R4 SHARES	September 9, 2016	6.99	11.11	10.86	7.91
CLASS R5 SHARES	September 9, 2016	7.07	11.29	11.03	8.10
CLASS R6 SHARES	September 9, 2016	7.10	11.38	11.14	8.18

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/13 TO 12/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.
Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap Value Index from December 31, 2013 to December 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Mid-cap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	8.03%
Russell 3000 Value Index	6.36%
Net Assets as of 12/31/2023 (In Thousands)	$8,856,218
INVESTMENT OBJECTIVE**
The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2023.
The Fund’s security selection in the health care and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight positions in the information technology and industrials sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight position in Capital One Financial Corp. and its underweight positions in Pfizer Inc. and Exxon Mobil Corp. Shares of Capital One Financial, a credit card and consumer banking provider, rose after the company reported consecutive quarters of better-than-expected earnings and amid investor expectations that banks would generally benefit from lower interest rates in 2024. Shares of Pfizer, a pharmaceuticals developer and health care products manufacturer not held in the Fund, fell after the company issued a weaker-than-expected earnings forecast. Shares of Exxon Mobil, an integrated petroleum and natural gas producer, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2023, and amid investor concerns over increased regulatory scrutiny of the company’s proposed $60 billion takeover of Pioneer Natural Resources Co.
Leading individual detractors from relative performance included the Fund’s underweight positions in Intel Inc. and JPMorgan Chase & Co., and its overweight position in Bristol-Myers Squibb Co. Shares of Intel, a semiconductor manufacturer not held in the Fund, rose amid broad demand for artificial intelligence technologies and after the company obtained a $3.2 billion grant from Israel to build a factory there. Shares of JPMorgan Chase, a banking and financial services company that the Fund is prohibited from holding because it is an affiliate, rose amid consecutive quarters of better-than-expected earnings and investor expectations that the company would benefit from lower interest rates in 2024. Shares of Bristol-Myers Squibb, a developer and manufacturer of pharmaceuticals, fell after the company reported a decline in sales for the third quarter of 2023, amid increased competition from generic versions of the company’s leading anti-cancer drug.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’
view, significant levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Berkshire Hathaway, Inc., Class B	3.0%
2.	Capital One Financial Corp.	2.6
3.	Wells Fargo & Co.	2.4
4.	Bank of America Corp.	2.0
5.	M&T Bank Corp.	1.9
6.	ConocoPhillips	1.9
7.	AbbVie, Inc.	1.8
8.	Loews Corp.	1.7
9.	Chevron Corp.	1.6
10.	Martin Marietta Materials, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	26.5%
Health Care	13.4
Real Estate	9.7
Industrials	8.8
Consumer Discretionary	8.6
Energy	8.2
Consumer Staples	6.0
Communication Services	4.6
Materials	4.5
Information Technology	4.3
Utilities	3.7
Short-Term Investments	1.7

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge **		2.16%	3.73%	9.64%	7.45%
Without Sales Charge		7.82	9.48	10.83	8.03
CLASS C SHARES	February 28, 2005
With CDSC ***		6.57	7.94	10.28	7.60
Without CDSC		7.57	8.94	10.28	7.60
CLASS I SHARES	February 28, 2005	7.98	9.78	11.11	8.30
CLASS L SHARES	February 28, 2005	8.03	9.90	11.27	8.50
CLASS R2 SHARES	July 31, 2017	7.68	9.20	10.55	7.76
CLASS R3 SHARES	September 9, 2016	7.82	9.47	10.83	8.03
CLASS R4 SHARES	September 9, 2016	7.97	9.76	11.11	8.30
CLASS R5 SHARES	September 9, 2016	8.04	9.91	11.27	8.49
CLASS R6 SHARES	September 9, 2016	8.10	10.00	11.38	8.57

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/13 TO 12/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000 Value Index from December 31, 2013 to December 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	17

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Automobiles — 2.2%
Tesla, Inc. *	1,551	385,464
Beverages — 0.5%
Constellation Brands, Inc., Class A	364	88,081
Biotechnology — 3.8%
Alnylam Pharmaceuticals, Inc. *	523	100,197
Exact Sciences Corp. *	1,855	137,255
Natera, Inc. * (a)	1,340	83,944
Regeneron Pharmaceuticals, Inc. *	389	341,203
		662,599
Broadline Retail — 6.0%
Amazon.com, Inc. *	6,786	1,031,036
Building Products — 1.4%
Trane Technologies plc	970	236,623
Capital Markets — 3.9%
Blackstone, Inc.	1,878	245,807
Morgan Stanley	2,294	213,942
S&P Global, Inc.	491	216,445
		676,194
Commercial Services & Supplies — 1.0%
Copart, Inc. *	3,612	176,973
Communications Equipment — 0.6%
Arista Networks, Inc. *	446	105,150
Construction & Engineering — 1.7%
AECOM	894	82,573
Quanta Services, Inc.	946	204,185
		286,758
Distributors — 0.4%
Pool Corp.	168	67,018
Electrical Equipment — 1.5%
AMETEK, Inc.	1,045	172,246
Hubbell, Inc., Class B	246	81,072
		253,318
Electronic Equipment, Instruments & Components — 0.8%
Jabil, Inc. (a)	1,027	130,773
Energy Equipment & Services — 0.9%
TechnipFMC plc (United Kingdom)	7,520	151,462
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 2.1%
Netflix, Inc. *	376	183,140
Take-Two Interactive Software, Inc. *	1,109	178,487
		361,627
Financial Services — 3.3%
Mastercard, Inc., Class A	1,323	564,367
Ground Transportation — 2.8%
JB Hunt Transport Services, Inc.	556	110,959
Old Dominion Freight Line, Inc.	282	114,406
Uber Technologies, Inc. *	4,249	261,641
		487,006
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc. *	217	59,603
Cooper Cos., Inc. (The)	305	115,290
Intuitive Surgical, Inc. *	514	173,424
		348,317
Health Care Providers & Services — 2.6%
McKesson Corp.	209	96,611
UnitedHealth Group, Inc.	658	346,498
		443,109
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc. *	57	202,333
Hilton Worldwide Holdings, Inc.	648	118,031
		320,364
Household Durables — 0.5%
Garmin Ltd.	746	95,860
Insurance — 0.9%
Progressive Corp. (The)	980	156,142
Interactive Media & Services — 8.7%
Alphabet, Inc., Class C *	5,049	711,530
Meta Platforms, Inc., Class A *	2,249	795,993
		1,507,523
IT Services — 1.6%
MongoDB, Inc. * (a)	330	134,976
Snowflake, Inc., Class A *	685	136,286
		271,262
Life Sciences Tools & Services — 1.3%
Mettler-Toledo International, Inc. *	38	46,773
Thermo Fisher Scientific, Inc.	325	172,427
		219,200
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 0.9%
Ingersoll Rand, Inc.	2,045	158,126
Media — 0.8%
Trade Desk, Inc. (The), Class A *	1,819	130,913
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,486	63,250
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.	741	126,452
EOG Resources, Inc.	826	99,894
		226,346
Pharmaceuticals — 2.5%
Eli Lilly & Co.	603	351,557
Royalty Pharma plc, Class A	2,578	72,407
		423,964
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,011	129,274
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc. *	1,465	215,976
Broadcom, Inc.	363	405,752
Entegris, Inc.	971	116,336
Lam Research Corp.	270	211,228
NVIDIA Corp.	1,663	823,411
		1,772,703
Software — 18.2%
Cadence Design Systems, Inc. *	385	104,880
Confluent, Inc., Class A *	3,453	80,803
Coreweave, Inc. ‡ * (b)	49	15,096
Crowdstrike Holdings, Inc., Class A *	536	136,835
HubSpot, Inc. *	214	124,243
Intuit, Inc.	505	315,312
Microsoft Corp.	4,589	1,725,541
Oracle Corp.	963	101,570
Palo Alto Networks, Inc. *	831	245,143
Synopsys, Inc. *	253	130,309
Workday, Inc., Class A *	551	152,028
		3,131,760
Specialty Retail — 3.1%
Lowe's Cos., Inc.	845	188,072
Ross Stores, Inc.	1,075	148,736
TJX Cos., Inc. (The)	2,202	206,583
		543,391
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	6,216	1,196,733
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc. *	240	122,919
Trading Companies & Distributors — 0.3%
Air Lease Corp., Class A	1,394	58,479
Total Common Stocks (Cost $8,782,642)		16,984,084
Short-Term Investments — 1.7%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (c) (d) (Cost $257,039)	256,963	257,169
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (c) (d)	21,996	22,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (c) (d)	4,320	4,320
Total Investment of Cash Collateral from Securities Loaned (Cost $26,324)		26,324
Total Short-Term Investments (Cost $283,363)		283,493
Total Investments — 100.2% (Cost $9,066,005)		17,267,577
Liabilities in Excess of Other Assets — (0.2)%		(29,056)
NET ASSETS — 100.0%		17,238,521

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2023. The total value of securities on loan at December 31, 2023 is $25,418.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	19

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	120	17,159
Automobiles — 0.2%
Thor Industries, Inc. (a)	59	7,030
Banks — 4.3%
Fifth Third Bancorp	927	31,975
First Citizens BancShares, Inc., Class A	20	28,595
Huntington Bancshares, Inc.	2,664	33,881
M&T Bank Corp.	285	39,135
Regions Financial Corp.	1,812	35,116
		168,702
Beverages — 1.2%
Constellation Brands, Inc., Class A	105	25,432
Keurig Dr Pepper, Inc.	642	21,388
		46,820
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. *	67	12,762
Amicus Therapeutics, Inc. *	403	5,710
Apellis Pharmaceuticals, Inc. * (a)	92	5,520
Exact Sciences Corp. * (a)	187	13,852
Exelixis, Inc. *	419	10,058
Natera, Inc. *	214	13,398
Neurocrine Biosciences, Inc. *	87	11,503
		72,803
Building Products — 2.5%
Carlisle Cos., Inc.	95	29,763
Fortune Brands Innovations, Inc.	456	34,714
Simpson Manufacturing Co., Inc.	40	7,895
Trane Technologies plc	113	27,443
		99,815
Capital Markets — 6.5%
Ameriprise Financial, Inc.	131	49,641
Ares Management Corp., Class A	151	17,983
FactSet Research Systems, Inc.	32	15,473
Interactive Brokers Group, Inc., Class A	82	6,806
KKR & Co., Inc.	215	17,835
LPL Financial Holdings, Inc.	48	10,859
Moody's Corp.	30	11,578
MSCI, Inc.	30	16,674
Northern Trust Corp.	223	18,856
Raymond James Financial, Inc.	418	46,617
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
State Street Corp.	419	32,474
Tradeweb Markets, Inc., Class A	131	11,910
		256,706
Chemicals — 1.2%
Celanese Corp.	68	10,586
RPM International, Inc.	313	34,869
		45,455
Commercial Services & Supplies — 1.3%
Cintas Corp.	27	16,142
Copart, Inc. *	549	26,902
MSA Safety, Inc.	49	8,380
		51,424
Communications Equipment — 0.7%
Arista Networks, Inc. *	34	8,059
Motorola Solutions, Inc.	62	19,267
		27,326
Construction & Engineering — 0.8%
AECOM	115	10,675
Quanta Services, Inc. (a)	93	19,975
		30,650
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	81	40,560
Consumer Finance — 0.5%
Discover Financial Services	173	19,489
Consumer Staples Distribution & Retail — 1.2%
Kroger Co. (The)	398	18,213
US Foods Holding Corp. *	607	27,545
		45,758
Containers & Packaging — 1.9%
Ball Corp.	305	17,554
Packaging Corp. of America	193	31,393
Silgan Holdings, Inc.	584	26,446
		75,393
Distributors — 1.5%
Genuine Parts Co.	123	16,981
LKQ Corp.	632	30,210
Pool Corp. (a)	34	13,588
		60,779
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. * (a)	110	10,397
Diversified REITs — 0.4%
WP Carey, Inc. (a)	273	17,683
Electric Utilities — 2.3%
Edison International	296	21,147
PG&E Corp.	2,084	37,580
Xcel Energy, Inc.	490	30,327
		89,054
Electrical Equipment — 3.3%
Acuity Brands, Inc.	136	27,977
AMETEK, Inc.	317	52,271
Hubbell, Inc., Class B	155	50,890
		131,138
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	448	44,344
CDW Corp.	108	24,573
Jabil, Inc.	175	22,316
Keysight Technologies, Inc. *	52	8,302
Teledyne Technologies, Inc. *	100	44,712
Zebra Technologies Corp., Class A *	81	22,089
		166,336
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom)	595	11,982
Entertainment — 1.1%
Liberty Media Corp-Liberty Live, Class C *	234	8,758
Take-Two Interactive Software, Inc. *	226	36,335
		45,093
Financial Services — 1.8%
Fidelity National Information Services, Inc.	164	9,842
Global Payments, Inc.	45	5,640
MGIC Investment Corp.	1,286	24,815
Remitly Global, Inc. *	420	8,161
Rocket Cos., Inc., Class A * (a)	504	7,295
Voya Financial, Inc.	232	16,945
		72,698
Food Products — 0.4%
Post Holdings, Inc. *	189	16,642
Gas Utilities — 0.5%
National Fuel Gas Co.	419	20,996
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — 1.1%
JB Hunt Transport Services, Inc.	60	12,063
Old Dominion Freight Line, Inc.	49	19,878
Uber Technologies, Inc. *	216	13,294
		45,235
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc. *	47	13,020
Cooper Cos., Inc. (The)	24	9,204
Dexcom, Inc. *	198	24,610
Globus Medical, Inc., Class A *	249	13,260
IDEXX Laboratories, Inc. *	31	16,984
Inspire Medical Systems, Inc. * (a)	34	6,918
ResMed, Inc.	33	5,595
Shockwave Medical, Inc. *	47	8,992
Zimmer Biomet Holdings, Inc.	208	25,264
		123,847
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc. *	138	10,705
Cencora, Inc.	206	42,279
Centene Corp. *	171	12,706
Henry Schein, Inc. *	449	34,007
Laboratory Corp. of America Holdings (a)	109	24,699
McKesson Corp.	28	12,792
Quest Diagnostics, Inc.	139	19,225
Universal Health Services, Inc., Class B	76	11,565
		167,978
Health Care REITs — 0.3%
Ventas, Inc.	230	11,470
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	584	11,367
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc. *	4	9,228
Darden Restaurants, Inc.	132	21,632
Domino's Pizza, Inc.	44	18,273
DoorDash, Inc., Class A *	205	20,286
Expedia Group, Inc. *	183	27,813
Hilton Worldwide Holdings, Inc.	94	17,022
Las Vegas Sands Corp.	136	6,698
Royal Caribbean Cruises Ltd. *	61	7,906
		128,858
Household Durables — 1.1%
Garmin Ltd.	68	8,696
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	21

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Helen of Troy Ltd. * (a)	39	4,699
Mohawk Industries, Inc. *	201	20,840
Newell Brands, Inc.	1,249	10,842
		45,077
Household Products — 0.3%
Energizer Holdings, Inc.	405	12,843
Industrial REITs — 0.4%
Rexford Industrial Realty, Inc.	259	14,549
Insurance — 4.2%
Arch Capital Group Ltd. *	476	35,356
Arthur J Gallagher & Co. (a)	48	10,616
Globe Life, Inc.	149	18,141
Hartford Financial Services Group, Inc. (The)	364	29,275
Loews Corp.	692	48,151
WR Berkley Corp.	340	24,054
		165,593
Interactive Media & Services — 0.6%
IAC, Inc. *	441	23,110
IT Services — 2.3%
Gartner, Inc. *	42	18,730
Globant SA *	57	13,635
GoDaddy, Inc., Class A *	270	28,667
MongoDB, Inc. * (a)	52	21,293
Snowflake, Inc., Class A *	49	9,719
		92,044
Life Sciences Tools & Services — 2.0%
10X Genomics, Inc., Class A *	89	4,965
Agilent Technologies, Inc.	186	25,931
IQVIA Holdings, Inc. *	85	19,718
Mettler-Toledo International, Inc. *	10	11,949
West Pharmaceutical Services, Inc.	45	15,719
		78,282
Machinery — 6.5%
Dover Corp.	189	29,012
IDEX Corp.	110	23,818
Ingersoll Rand, Inc.	179	13,862
ITT, Inc.	484	57,760
Lincoln Electric Holdings, Inc. (a)	178	38,742
Middleby Corp. (The) *	209	30,779
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Snap-on, Inc.	145	41,831
Timken Co. (The)	274	21,993
		257,797
Media — 1.2%
Liberty Media Corp-Liberty SiriusXM *	800	23,008
Trade Desk, Inc. (The), Class A *	315	22,697
		45,705
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	359	15,278
Multi-Utilities — 2.0%
CMS Energy Corp.	689	40,039
WEC Energy Group, Inc.	457	38,424
		78,463
Office REITs — 0.4%
Boston Properties, Inc.	246	17,244
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	170	29,031
Coterra Energy, Inc.	870	22,203
Diamondback Energy, Inc.	205	31,806
EOG Resources, Inc.	92	11,070
Williams Cos., Inc. (The)	1,078	37,551
		131,661
Personal Care Products — 0.2%
elf Beauty, Inc. *	58	8,335
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	167	20,591
Royalty Pharma plc, Class A	245	6,871
		27,462
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	144	18,418
Verisk Analytics, Inc.	32	7,585
		26,003
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	232	21,599
Residential REITs — 2.1%
American Homes 4 Rent, Class A	616	22,135
AvalonBay Communities, Inc.	101	18,883
Essex Property Trust, Inc.	51	12,561
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — continued
Mid-America Apartment Communities, Inc.	104	14,028
Sun Communities, Inc.	107	14,335
		81,942
Retail REITs — 1.6%
Brixmor Property Group, Inc.	431	10,028
Federal Realty Investment Trust	116	11,942
Kimco Realty Corp.	943	20,101
Regency Centers Corp.	286	19,152
		61,223
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc. (Japan) *	75	2,279
Entegris, Inc.	112	13,462
Lam Research Corp.	16	12,377
Marvell Technology, Inc.	151	9,077
Microchip Technology, Inc.	253	22,859
Monolithic Power Systems, Inc.	28	17,796
ON Semiconductor Corp. *	95	7,909
Rambus, Inc. *	143	9,760
		95,519
Software — 3.7%
Cadence Design Systems, Inc. *	16	4,355
Confluent, Inc., Class A *	426	9,975
Crowdstrike Holdings, Inc., Class A *	131	33,340
Datadog, Inc., Class A *	85	10,285
DocuSign, Inc. *	136	8,106
Elastic NV *	56	6,310
HubSpot, Inc. *	33	18,829
Palo Alto Networks, Inc. *	49	14,345
Procore Technologies, Inc. *	162	11,187
Synopsys, Inc. *	18	9,482
Workday, Inc., Class A *	46	12,786
Zoom Video Communications, Inc., Class A *	97	6,994
		145,994
Specialized REITs — 1.3%
Rayonier, Inc.	702	23,476
Weyerhaeuser Co.	786	27,321
		50,797
Specialty Retail — 3.5%
AutoZone, Inc. *	14	35,943
Bath & Body Works, Inc.	496	21,407
Best Buy Co., Inc.	225	17,601
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Burlington Stores, Inc. *	39	7,483
Floor & Decor Holdings, Inc., Class A * (a)	106	11,842
Ross Stores, Inc.	234	32,440
Tractor Supply Co. (a)	56	12,031
		138,747
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc. (a)	311	23,286
Lululemon Athletica, Inc. *	24	12,315
Ralph Lauren Corp.	145	20,911
Tapestry, Inc.	456	16,766
		73,278
Trading Companies & Distributors — 0.2%
Air Lease Corp., Class A	217	9,121
Total Common Stocks (Cost $2,791,292)		3,854,309
Short-Term Investments — 4.1%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (b) (c) (Cost $93,016)	92,994	93,068
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (b) (c)	62,772	62,797
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (b) (c)	8,441	8,441
Total Investment of Cash Collateral from Securities Loaned (Cost $71,238)		71,238
Total Short-Term Investments (Cost $164,254)		164,306
Total Investments — 101.6% (Cost $2,955,546)		4,018,615
Liabilities in Excess of Other Assets — (1.6)%		(64,888)
NET ASSETS — 100.0%		3,953,727

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	23

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at December 31, 2023. The total value of securities on loan at December 31, 2023 is $69,077.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.2%
HEICO Corp., Class A	906	129,034
Automobiles — 0.5%
Thor Industries, Inc. (a)	447	52,845
Beverages — 0.5%
Constellation Brands, Inc., Class A	219	52,850
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc. *	501	95,929
Amicus Therapeutics, Inc. * (a)	3,025	42,921
Apellis Pharmaceuticals, Inc. * (a)	693	41,494
Exact Sciences Corp. *	1,407	104,126
Exelixis, Inc. *	3,152	75,606
Natera, Inc. * (a)	1,608	100,716
Neurocrine Biosciences, Inc. *	656	86,464
		547,256
Building Products — 2.6%
Simpson Manufacturing Co., Inc.	300	59,345
Trane Technologies plc	846	206,293
		265,638
Capital Markets — 8.6%
Ares Management Corp., Class A	1,137	135,176
FactSet Research Systems, Inc. (a)	244	116,307
Interactive Brokers Group, Inc., Class A	617	51,161
KKR & Co., Inc.	1,618	134,063
LPL Financial Holdings, Inc.	359	81,627
Moody's Corp.	223	87,028
MSCI, Inc.	221	125,341
Raymond James Financial, Inc.	667	74,422
Tradeweb Markets, Inc., Class A	985	89,528
		894,653
Commercial Services & Supplies — 3.7%
Cintas Corp.	201	121,337
Copart, Inc. *	4,127	202,224
MSA Safety, Inc.	373	62,991
		386,552
Communications Equipment — 0.6%
Arista Networks, Inc. *	257	60,580
Construction & Engineering — 2.2%
AECOM	868	80,246
Quanta Services, Inc.	696	150,146
		230,392
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 1.0%
Pool Corp. (a)	256	102,141
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. * (a)	829	78,153
Electrical Equipment — 1.8%
AMETEK, Inc.	674	111,145
Hubbell, Inc., Class B	218	71,705
		182,850
Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	1,326	131,393
Jabil, Inc. (a)	843	107,435
Keysight Technologies, Inc. *	392	62,405
Teledyne Technologies, Inc. *	156	69,457
		370,690
Energy Equipment & Services — 0.9%
TechnipFMC plc (United Kingdom) (a)	4,472	90,069
Entertainment — 1.2%
Take-Two Interactive Software, Inc. *	785	126,376
Financial Services — 1.5%
Global Payments, Inc.	334	42,397
Remitly Global, Inc. *	3,159	61,347
Rocket Cos., Inc., Class A * (a)	3,589	51,966
		155,710
Ground Transportation — 3.3%
JB Hunt Transport Services, Inc.	454	90,683
Old Dominion Freight Line, Inc.	369	149,420
Uber Technologies, Inc. *	1,623	99,929
		340,032
Health Care Equipment & Supplies — 6.2%
Align Technology, Inc. *	357	97,869
Cooper Cos., Inc. (The)	183	69,182
Dexcom, Inc. *	1,491	184,995
IDEXX Laboratories, Inc. *	230	127,669
Inspire Medical Systems, Inc. *	256	52,003
ResMed, Inc.	244	42,054
Shockwave Medical, Inc. *	355	67,593
		641,365
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *	1,035	80,467
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	25

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Centene Corp. *	1,287	95,510
McKesson Corp.	208	96,155
		272,132
Hotels, Restaurants & Leisure — 5.8%
Chipotle Mexican Grill, Inc. *	30	69,366
Domino's Pizza, Inc.	333	137,359
DoorDash, Inc., Class A *	1,542	152,487
Hilton Worldwide Holdings, Inc.	703	127,957
Las Vegas Sands Corp.	1,023	50,346
Royal Caribbean Cruises Ltd. * (a)	459	59,429
		596,944
Household Durables — 1.0%
Garmin Ltd.	509	65,368
Helen of Troy Ltd. * (a)	292	35,323
		100,691
Insurance — 0.8%
Arthur J Gallagher & Co. (a)	355	79,798
IT Services — 4.6%
Gartner, Inc. *	312	140,798
Globant SA *	431	102,493
MongoDB, Inc. * (a)	391	160,059
Snowflake, Inc., Class A *	367	73,059
		476,409
Life Sciences Tools & Services — 5.7%
10X Genomics, Inc., Class A *	667	37,322
Agilent Technologies, Inc.	1,402	194,920
IQVIA Holdings, Inc. *	641	148,217
Mettler-Toledo International, Inc. * (a)	74	89,820
West Pharmaceutical Services, Inc.	335	118,162
		588,441
Machinery — 2.3%
Ingersoll Rand, Inc.	1,347	104,201
ITT, Inc.	1,084	129,312
		233,513
Media — 1.6%
Trade Desk, Inc. (The), Class A *	2,371	170,611
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	866	36,866
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	1,278	218,221
EOG Resources, Inc.	688	83,215
		301,436
Personal Care Products — 0.6%
elf Beauty, Inc. *	434	62,656
Pharmaceuticals — 0.5%
Royalty Pharma plc, Class A	1,839	51,652
Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	1,082	138,445
Verisk Analytics, Inc.	239	57,017
		195,462
Semiconductors & Semiconductor Equipment — 5.3%
Allegro MicroSystems, Inc. (Japan) *	566	17,131
Entegris, Inc.	844	101,191
Lam Research Corp.	119	93,037
Marvell Technology, Inc.	1,131	68,229
Monolithic Power Systems, Inc. (a)	212	133,773
ON Semiconductor Corp. * (a)	712	59,454
Rambus, Inc. *	1,075	73,363
		546,178
Software — 10.7%
Cadence Design Systems, Inc. *	120	32,739
Confluent, Inc., Class A *	3,204	74,978
Coreweave, Inc. ‡ * (b)	29	8,904
Crowdstrike Holdings, Inc., Class A *	981	250,613
Datadog, Inc., Class A * (a)	637	77,313
DocuSign, Inc. *	1,025	60,932
Elastic NV *	421	47,431
HubSpot, Inc. *	244	141,537
Palo Alto Networks, Inc. *	366	107,829
Procore Technologies, Inc. *	1,215	84,091
Synopsys, Inc. *	138	71,274
Workday, Inc., Class A *	348	96,113
Zoom Video Communications, Inc., Class A *	731	52,570
		1,106,324
Specialty Retail — 5.2%
AutoZone, Inc. *	22	56,426
Burlington Stores, Inc. *	289	56,252
Floor & Decor Holdings, Inc., Class A * (a)	798	89,017
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Ross Stores, Inc.	1,762	243,848
Tractor Supply Co. (a)	421	90,437
		535,980
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. *	181	92,571
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	1,635	68,565
Total Common Stocks (Cost $7,510,938)		10,223,415
Short-Term Investments — 4.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (c) (d) (Cost $139,677)	139,631	139,743
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (c) (d)	276,863	276,974
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (c) (d)	32,528	32,528
Total Investment of Cash Collateral from Securities Loaned (Cost $309,473)		309,502
Total Short-Term Investments (Cost $449,150)		449,245
Total Investments — 103.1% (Cost $7,960,088)		10,672,660
Liabilities in Excess of Other Assets — (3.1)%		(323,141)
NET ASSETS — 100.0%		10,349,519

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2023. The total value of securities on loan at December 31, 2023 is $299,746.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	27

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Banks — 6.7%
Fifth Third Bancorp	4,836	166,789
First Citizens BancShares, Inc., Class A	105	149,155
Huntington Bancshares, Inc.	13,894	176,730
M&T Bank Corp.	1,489	204,139
Regions Financial Corp.	9,452	183,170
		879,983
Beverages — 1.6%
Constellation Brands, Inc., Class A	397	95,987
Keurig Dr Pepper, Inc.	3,348	111,562
		207,549
Building Products — 2.6%
Carlisle Cos., Inc.	497	155,248
Fortune Brands Innovations, Inc.	2,378	181,074
		336,322
Capital Markets — 5.5%
Ameriprise Financial, Inc.	682	258,941
Northern Trust Corp.	1,165	98,357
Raymond James Financial, Inc.	1,718	191,519
State Street Corp.	2,187	169,392
		718,209
Chemicals — 1.8%
Celanese Corp. (a)	356	55,216
RPM International, Inc.	1,629	181,886
		237,102
Communications Equipment — 0.8%
Motorola Solutions, Inc.	321	100,502
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	424	211,569
Consumer Finance — 0.8%
Discover Financial Services	904	101,656
Consumer Staples Distribution & Retail — 1.8%
Kroger Co. (The)	2,079	95,001
US Foods Holding Corp. *	3,164	143,682
		238,683
Containers & Packaging — 3.0%
Ball Corp.	1,592	91,565
Packaging Corp. of America	1,005	163,751
Silgan Holdings, Inc.	3,049	137,952
		393,268
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 1.9%
Genuine Parts Co.	640	88,576
LKQ Corp.	3,297	157,584
		246,160
Diversified REITs — 0.7%
WP Carey, Inc. (a)	1,423	92,240
Electric Utilities — 3.5%
Edison International	1,543	110,306
PG&E Corp.	10,872	196,027
Xcel Energy, Inc.	2,555	158,194
		464,527
Electrical Equipment — 4.2%
Acuity Brands, Inc.	712	145,934
AMETEK, Inc.	1,186	195,533
Hubbell, Inc., Class B	656	215,693
		557,160
Electronic Equipment, Instruments & Components — 4.6%
Amphenol Corp., Class A	1,414	140,130
CDW Corp.	564	128,178
Jabil, Inc.	328	41,854
Teledyne Technologies, Inc. *	415	185,029
Zebra Technologies Corp., Class A *	421	115,221
		610,412
Entertainment — 1.1%
Liberty Media Corp-Liberty Live, Class C *	1,222	45,686
Take-Two Interactive Software, Inc. *	633	101,833
		147,519
Financial Services — 2.0%
Fidelity National Information Services, Inc.	855	51,339
MGIC Investment Corp.	6,710	129,438
Voya Financial, Inc.	1,211	88,386
		269,163
Food Products — 0.7%
Post Holdings, Inc. * (a)	986	86,807
Gas Utilities — 0.8%
National Fuel Gas Co.	2,183	109,519
Health Care Equipment & Supplies — 1.5%
Globus Medical, Inc., Class A *	1,298	69,168
Zimmer Biomet Holdings, Inc.	1,083	131,782
		200,950
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 5.2%
Cencora, Inc. (a)	1,074	220,534
Henry Schein, Inc. *	2,343	177,388
Laboratory Corp. of America Holdings (a)	567	128,837
Quest Diagnostics, Inc.	727	100,284
Universal Health Services, Inc., Class B	396	60,328
		687,371
Health Care REITs — 0.5%
Ventas, Inc.	1,200	59,829
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	3,045	59,293
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	687	112,839
Expedia Group, Inc. *	956	145,077
		257,916
Household Durables — 1.3%
Mohawk Industries, Inc. *	1,050	108,706
Newell Brands, Inc.	6,515	56,551
		165,257
Household Products — 0.5%
Energizer Holdings, Inc.	2,115	66,993
Industrial REITs — 0.6%
Rexford Industrial Realty, Inc. (a)	1,353	75,891
Insurance — 6.1%
Arch Capital Group Ltd. *	2,483	184,426
Globe Life, Inc.	778	94,631
Hartford Financial Services Group, Inc. (The)	1,900	152,703
Loews Corp.	3,609	251,164
WR Berkley Corp.	1,774	125,469
		808,393
Interactive Media & Services — 0.9%
IAC, Inc. *	2,301	120,547
IT Services — 1.1%
GoDaddy, Inc., Class A *	1,409	149,531
Machinery — 9.0%
Dover Corp.	984	151,333
IDEX Corp.	572	124,239
ITT, Inc.	1,773	211,589
Lincoln Electric Holdings, Inc. (a)	929	202,088
Middleby Corp. (The) *	1,091	160,552
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Snap-on, Inc.	756	218,202
Timken Co. (The)	1,431	114,717
		1,182,720
Media — 0.9%
Liberty Media Corp-Liberty SiriusXM *	4,170	120,016
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,271	54,110
Multi-Utilities — 3.1%
CMS Energy Corp.	3,597	208,852
WEC Energy Group, Inc.	2,381	200,430
		409,282
Office REITs — 0.7%
Boston Properties, Inc.	1,282	89,948
Oil, Gas & Consumable Fuels — 3.6%
Coterra Energy, Inc.	4,538	115,814
Diamondback Energy, Inc. (a)	1,070	165,906
Williams Cos., Inc. (The)	5,624	195,876
		477,596
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	873	107,404
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,210	112,663
Residential REITs — 3.2%
American Homes 4 Rent, Class A	3,211	115,462
AvalonBay Communities, Inc.	526	98,498
Essex Property Trust, Inc.	264	65,520
Mid-America Apartment Communities, Inc.	544	73,171
Sun Communities, Inc.	560	74,777
		427,428
Retail REITs — 2.4%
Brixmor Property Group, Inc.	2,253	52,437
Federal Realty Investment Trust	605	62,293
Kimco Realty Corp. (a)	4,920	104,848
Regency Centers Corp.	1,491	99,904
		319,482
Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc.	1,322	119,240
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	29

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 2.0%
Rayonier, Inc.	3,665	122,457
Weyerhaeuser Co.	4,099	142,513
		264,970
Specialty Retail — 2.7%
AutoZone, Inc. *	57	148,326
Bath & Body Works, Inc.	2,587	111,664
Best Buy Co., Inc.	1,173	91,808
		351,798
Textiles, Apparel & Luxury Goods — 2.4%
Carter's, Inc. (a)	1,622	121,467
Ralph Lauren Corp. (a)	756	109,076
Tapestry, Inc.	2,376	87,453
		317,996
Total Common Stocks (Cost $7,863,795)		13,014,974
Short-Term Investments — 2.0%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (b) (c) (Cost $168,263)	168,158	168,293
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (b) (c)	84,977	85,011
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (b) (c)	9,620	9,620
Total Investment of Cash Collateral from Securities Loaned (Cost $94,631)		94,631
Total Short-Term Investments (Cost $262,894)		262,924
Total Investments — 100.8% (Cost $8,126,689)		13,277,898
Liabilities in Excess of Other Assets — (0.8)%		(103,079)
NET ASSETS — 100.0%		13,174,819

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2023. The total value of securities on loan at December 31, 2023 is $92,233.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 2.2%
General Dynamics Corp.	295	76,706
Northrop Grumman Corp.	89	41,571
RTX Corp.	935	78,685
		196,962
Air Freight & Logistics — 0.9%
FedEx Corp.	165	41,816
United Parcel Service, Inc., Class B	270	42,342
		84,158
Banks — 10.2%
Bank of America Corp.	5,438	183,101
Citigroup, Inc.	491	25,274
Citizens Financial Group, Inc.	1,966	65,137
First Citizens BancShares, Inc., Class A	48	67,688
M&T Bank Corp.	1,257	172,325
PNC Financial Services Group, Inc. (The)	597	92,458
Regions Financial Corp.	4,558	88,334
Wells Fargo & Co.	4,302	211,756
		906,073
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,688	89,557
Biotechnology — 3.1%
AbbVie, Inc.	1,017	157,556
Regeneron Pharmaceuticals, Inc. *	83	73,337
Vertex Pharmaceuticals, Inc. *	117	47,566
		278,459
Building Products — 1.5%
Carlisle Cos., Inc.	212	66,114
Fortune Brands Innovations, Inc.	907	69,082
		135,196
Capital Markets — 2.9%
Charles Schwab Corp. (The)	1,035	71,187
Morgan Stanley	658	61,389
Northern Trust Corp.	829	69,956
State Street Corp.	698	54,090
		256,622
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	1,705	57,909
Communications Equipment — 0.4%
Cisco Systems, Inc.	751	37,956
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 1.7%
Martin Marietta Materials, Inc.	256	127,809
Vulcan Materials Co.	83	18,910
		146,719
Consumer Finance — 3.4%
American Express Co.	394	73,756
Capital One Financial Corp.	1,728	226,587
		300,343
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., Class A	2,292	52,704
Containers & Packaging — 2.3%
Graphic Packaging Holding Co.	923	22,747
Packaging Corp. of America	610	99,408
Silgan Holdings, Inc.	781	35,367
WestRock Co.	1,035	42,960
		200,482
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,248	47,038
Electric Utilities — 3.1%
Edison International	690	49,350
Entergy Corp.	257	25,965
NextEra Energy, Inc.	1,180	71,684
PG&E Corp.	4,056	73,137
Xcel Energy, Inc.	912	56,434
		276,570
Electrical Equipment — 0.6%
Eaton Corp. plc	237	57,026
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	150	34,098
TD SYNNEX Corp.	520	55,971
		90,069
Entertainment — 0.3%
Liberty Media Corp-Liberty Live, Class C *	716	26,769
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	753	268,636
FleetCor Technologies, Inc. *	172	48,439
MGIC Investment Corp.	2,660	51,310
		368,385
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	31

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.5%
Kraft Heinz Co. (The)	1,890	69,911
Post Holdings, Inc. *	719	63,302
		133,213
Ground Transportation — 1.0%
Union Pacific Corp.	367	90,241
Health Care Equipment & Supplies — 1.0%
Medtronic plc	493	40,627
Zimmer Biomet Holdings, Inc.	385	46,830
		87,457
Health Care Providers & Services — 6.2%
Cencora, Inc.	612	125,651
Cigna Group (The)	161	48,301
CVS Health Corp.	751	59,331
HCA Healthcare, Inc.	334	90,256
Henry Schein, Inc. *	804	60,886
Laboratory Corp. of America Holdings	312	70,801
Quest Diagnostics, Inc.	268	37,007
UnitedHealth Group, Inc.	102	53,929
		546,162
Health Care REITs — 0.2%
Welltower, Inc.	205	18,467
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. (a)	2,242	37,243
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc. *	18	63,495
Texas Roadhouse, Inc., Class A	518	63,266
		126,761
Household Durables — 1.2%
Mohawk Industries, Inc. *	674	69,738
Newell Brands, Inc. (a)	3,982	34,566
		104,304
Household Products — 1.5%
Energizer Holdings, Inc.	1,152	36,510
Procter & Gamble Co. (The)	638	93,483
		129,993
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	289	60,632
Industrial REITs — 0.2%
EastGroup Properties, Inc.	100	18,409
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 6.0%
Chubb Ltd.	279	63,132
CNA Financial Corp.	856	36,209
Fairfax Financial Holdings Ltd. (Canada)	63	58,215
Loews Corp.	2,247	156,375
Progressive Corp. (The)	324	51,543
Travelers Cos., Inc. (The)	621	118,289
WR Berkley Corp.	701	49,582
		533,345
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C *	228	32,061
IAC, Inc. *	1,105	57,875
Meta Platforms, Inc., Class A *	116	41,095
		131,031
IT Services — 0.5%
International Business Machines Corp.	289	47,266
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc. * (a)	511	17,841
Machinery — 1.9%
Dover Corp.	506	77,737
Middleby Corp. (The) *	320	47,154
Timken Co. (The)	501	40,131
		165,022
Media — 1.9%
Liberty Broadband Corp., Class C *	593	47,750
Liberty Media Corp-Liberty SiriusXM *	2,516	72,413
Nexstar Media Group, Inc., Class A (a)	283	44,347
		164,510
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	833	50,956
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	978	145,819
ConocoPhillips	1,457	169,145
Coterra Energy, Inc.	1,503	38,357
EOG Resources, Inc.	816	98,707
Kinder Morgan, Inc.	5,249	92,601
Phillips 66	744	99,040
Williams Cos., Inc. (The)	2,654	92,442
		736,111
Personal Care Products — 0.6%
Kenvue, Inc.	2,567	55,277
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,170	111,353
Johnson & Johnson	636	99,621
Merck & Co., Inc.	555	60,500
		271,474
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	647	60,191
Residential REITs — 1.8%
American Homes 4 Rent, Class A	1,770	63,648
Mid-America Apartment Communities, Inc.	690	92,744
		156,392
Retail REITs — 2.8%
Brixmor Property Group, Inc.	2,726	63,442
Federal Realty Investment Trust	517	53,246
Kimco Realty Corp.	4,389	93,539
Regency Centers Corp.	563	37,714
		247,941
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	212	42,075
NXP Semiconductors NV (China)	316	72,625
Texas Instruments, Inc.	566	96,525
		211,225
Specialized REITs — 3.7%
Lamar Advertising Co., Class A	586	62,312
Public Storage	323	98,545
Rayonier, Inc.	1,638	54,731
Weyerhaeuser Co.	3,284	114,161
		329,749
Specialty Retail — 4.8%
AutoZone, Inc. *	25	65,038
Bath & Body Works, Inc.	1,533	66,173
Best Buy Co., Inc.	500	39,099
Dick's Sporting Goods, Inc. (a)	511	75,092
Home Depot, Inc. (The)	169	58,671
Lowe's Cos., Inc.	338	75,222
Murphy USA, Inc.	132	47,108
		426,403
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc. (a)	356	26,668
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Columbia Sportswear Co. (a)	484	38,498
Ralph Lauren Corp.	285	41,097
		106,263
Tobacco — 0.8%
Philip Morris International, Inc.	772	72,592
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	260	41,654
Total Common Stocks (Cost $5,753,042)		8,787,122
Short-Term Investments — 1.7%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (b) (c) (Cost $86,191)	86,168	86,237
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (b) (c)	57,989	58,012
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (b) (c)	7,571	7,571
Total Investment of Cash Collateral from Securities Loaned (Cost $65,583)		65,583
Total Short-Term Investments (Cost $151,774)		151,820
Total Investments — 100.9% (Cost $5,904,816)		8,938,942
Liabilities in Excess of Other Assets — (0.9)%		(82,724)
NET ASSETS — 100.0%		8,856,218

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2023. The total value of securities on loan at December 31, 2023 is $63,676.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$16,984,084	$3,854,309	$10,223,415
Investments in affiliates, at value	257,169	93,068	139,743
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	26,324	71,238	309,502
Cash	1,228	377	454
Receivables:
Fund shares sold	22,688	7,317	20,004
Dividends from non-affiliates	1,161	5,559	2,162
Dividends from affiliates	39	14	21
Securities lending income (See Note 2.C.)	5	8	49
Other assets	—	23	—
Total Assets	17,292,698	4,031,913	10,695,350
LIABILITIES:
Payables:
Investment securities purchased	—	212	1,599
Collateral received on securities loaned (See Note 2.C.)	26,324	71,238	309,502
Fund shares redeemed	16,971	4,169	27,810
Accrued liabilities:
Investment advisory fees	7,152	1,887	5,311
Administration fees	467	97	483
Distribution fees	1,155	157	338
Service fees	1,813	363	663
Custodian and accounting fees	109	32	60
Trustees’ and Chief Compliance Officer’s fees	1	1	1
Other	185	30	64
Total Liabilities	54,177	78,186	345,831
Net Assets	$17,238,521	$3,953,727	$10,349,519
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,119,434	$2,943,536	$7,854,596
Total distributable earnings (loss)	8,119,087	1,010,191	2,494,923
Total Net Assets	$17,238,521	$3,953,727	$10,349,519
Net Assets:
Class A	$3,358,270	$708,277	$1,308,825
Class C	707,603	15,319	53,732
Class I	4,970,471	1,034,521	2,541,338
Class R2	9,054	1,857	50,656
Class R3	27,563	—	54,698
Class R4	30,166	—	34,729
Class R5	104,699	11,080	533,219
Class R6	8,030,695	2,182,673	5,772,322
Total	$17,238,521	$3,953,727	$10,349,519
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	109,592	12,477	34,952
Class C	29,334	290	2,163
Class I	152,956	17,806	54,508
Class R2	302	33	1,220
Class R3	901	—	1,207
Class R4	928	—	748
Class R5	3,109	190	11,174
Class R6	235,315	37,505	119,823
Net Asset Value (a):
Class A — Redemption price per share	$30.64	$56.77	$37.45
Class C — Offering price per share (b)	24.12	52.82	24.83
Class I — Offering and redemption price per share	32.50	58.10	46.62
Class R2 — Offering and redemption price per share	30.00	55.64	41.54
Class R3 — Offering and redemption price per share	30.58	—	45.35
Class R4 — Offering and redemption price per share	32.51	—	46.38
Class R5 — Offering and redemption price per share	33.68	58.27	47.72
Class R6 — Offering and redemption price per share	34.13	58.20	48.17
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$32.34	$59.92	$39.53
Cost of investments in non-affiliates	$8,782,642	$2,791,292	$7,510,938
Cost of investments in affiliates	257,039	93,016	139,677
Investment securities on loan, at value (See Note 2.C.)	25,418	69,077	299,746
Cost of investment of cash collateral (See Note 2.C.)	26,324	71,238	309,473

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$13,014,974	$8,787,122
Investments in affiliates, at value	168,293	86,237
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	94,631	65,583
Cash	735	808
Receivables:
Fund shares sold	57,589	5,408
Dividends from non-affiliates	28,238	8,981
Dividends from affiliates	25	13
Securities lending income (See Note 2.C.)	17	13
Total Assets	13,364,502	8,954,165
LIABILITIES:
Payables:
Investment securities purchased	—	1,201
Collateral received on securities loaned (See Note 2.C.)	94,631	65,583
Fund shares redeemed	86,140	25,835
Accrued liabilities:
Investment advisory fees	6,578	3,671
Administration fees	387	290
Distribution fees	314	389
Service fees	1,121	736
Custodian and accounting fees	126	85
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	386	157
Total Liabilities	189,683	97,947
Net Assets	$13,174,819	$8,856,218

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,943,057	$5,814,557
Total distributable earnings (loss)	5,231,762	3,041,661
Total Net Assets	$13,174,819	$8,856,218
Net Assets:
Class A	$1,175,231	$1,282,100
Class C	41,411	187,094
Class I	1,798,473	1,692,685
Class L	5,751,654	1,286,725
Class R2	62,394	407
Class R3	72,699	2,633
Class R4	30,337	243
Class R5	50,279	19,801
Class R6	4,192,341	4,384,530
Total	$13,174,819	$8,856,218
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,950	36,397
Class C	1,268	5,305
Class I	51,003	47,659
Class L	160,023	36,203
Class R2	1,937	12
Class R3	2,131	76
Class R4	867	7
Class R5	1,402	558
Class R6	116,734	123,600
Net Asset Value (a):
Class A — Redemption price per share	$34.62	$35.23
Class C — Offering price per share (b)	32.64	35.27
Class I — Offering and redemption price per share	35.26	35.52
Class L — Offering and redemption price per share	35.94	35.54
Class R2 — Offering and redemption price per share	32.20	34.67
Class R3 — Offering and redemption price per share	34.12	34.64
Class R4 — Offering and redemption price per share	34.98	35.84
Class R5 — Offering and redemption price per share	35.87	35.45
Class R6 — Offering and redemption price per share	35.91	35.47
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$36.54	$37.18
Cost of investments in non-affiliates	$7,863,795	$5,753,042
Cost of investments in affiliates	168,263	86,191
Investment securities on loan, at value (See Note 2.C.)	92,233	63,676
Cost of investment of cash collateral (See Note 2.C.)	94,631	65,583

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$5	$—
Dividend income from non-affiliates	43,033	24,506	23,542
Dividend income from affiliates	7,653	2,768	4,098
Income from securities lending (net) (See Note 2.C.)	86	47	165
Total investment income	50,772	27,326	27,805
EXPENSES:
Investment advisory fees	44,185	11,708	30,994
Administration fees	5,283	1,351	3,576
Distribution fees:
Class A	3,825	813	1,532
Class C	2,795	54	208
Class R2	21	4	119
Class R3	34	—	67
Service fees:
Class A	3,825	813	1,532
Class C	932	18	69
Class I	5,730	1,222	2,958
Class R2	10	2	59
Class R3	34	—	67
Class R4	34	—	36
Class R5	53	5	247
Custodian and accounting fees	234	70	144
Professional fees	120	34	83
Trustees’ and Chief Compliance Officer’s fees	42	20	29
Printing and mailing costs	293	214	259
Registration and filing fees	276	105	142
Transfer agency fees (See Note 2.G.)	193	32	219
Other	58	17	45
Total expenses	67,977	16,482	42,385
Less fees waived	(7,086)	(2,073)	(3,325)
Less expense reimbursements	(2)	(12)	(1)
Net expenses	60,889	14,397	39,059
Net investment income (loss)	(10,117)	12,929	(11,254)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$380,876	$42,564	$63,051
Investments in affiliates	90	20	34
Net realized gain (loss)	380,966	42,584	63,085
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,178,205	204,338	634,062
Investments in affiliates	114	39	87
Change in net unrealized appreciation/depreciation	1,178,319	204,377	634,149
Net realized/unrealized gains (losses)	1,559,285	246,961	697,234
Change in net assets resulting from operations	$1,549,168	$259,890	$685,980
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$—
Dividend income from non-affiliates	122,353	100,355
Dividend income from affiliates	6,929	4,675
Income from securities lending (net) (See Note 2.C.)	122	500
Total investment income	129,404	105,530
EXPENSES:
Investment advisory fees	42,134	24,091
Administration fees	4,512	3,285
Distribution fees:
Class A	1,432	1,551
Class C	159	760
Class R2	149	1
Class R3	88	3
Service fees:
Class A	1,432	1,551
Class C	53	253
Class I	2,232	2,176
Class L	2,882	675
Class R2	75	1
Class R3	88	3
Class R4	29	— (a)
Class R5	23	9
Custodian and accounting fees	202	135
Professional fees	62	48
Trustees’ and Chief Compliance Officer’s fees	37	29
Printing and mailing costs	464	220
Registration and filing fees	169	135
Transfer agency fees (See Note 2.G.)	148	104
Other	76	35
Total expenses	56,446	35,065
Less fees waived	(5,955)	(4,232)
Less expense reimbursements	(25)	(26)
Net expenses	50,466	30,807
Net investment income (loss)	78,938	74,723

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$484,847	$183,907
Investments in affiliates	60	73
Net realized gain (loss)	484,907	183,980
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	296,477	405,733
Investments in affiliates	41	39
Change in net unrealized appreciation/depreciation	296,518	405,772
Net realized/unrealized gains (losses)	781,425	589,752
Change in net assets resulting from operations	$860,363	$664,475
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(10,117)	$(8,786)	$12,929	$20,754
Net realized gain (loss)	380,966	(276,523)	42,584	(63,107)
Change in net unrealized appreciation/depreciation	1,178,319	3,464,702	204,377	447,209
Change in net assets resulting from operations	1,549,168	3,179,393	259,890	404,856
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,306)	(9,869)	(2,183)	(14,573)
Class C	(5,886)	(3,852)	—	(355)
Class I	(29,953)	(13,567)	(5,092)	(23,622)
Class R2	(59)	(23)	(3)	(19)
Class R3	(169)	(53)	—	—
Class R4	(181)	(80)	—	—
Class R5	(613)	(309)	(70)	(256)
Class R6	(45,955)	(21,818)	(15,747)	(47,896)
Total distributions to shareholders	(104,122)	(49,571)	(23,095)	(86,721)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(107,145)	689,481	159,171	610,238
NET ASSETS:
Change in net assets	1,337,901	3,819,303	395,966	928,373
Beginning of period	15,900,620	12,081,317	3,557,761	2,629,388
End of period	$17,238,521	$15,900,620	$3,953,727	$3,557,761
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(11,254)	$(19,235)	$78,938	$176,072
Net realized gain (loss)	63,085	(207,844)	484,907	478,601
Change in net unrealized appreciation/depreciation	634,149	1,704,341	296,518	671,000
Change in net assets resulting from operations	685,980	1,477,262	860,363	1,325,673
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(10,987)	(67,222)	(130,792)
Class C	—	(893)	(2,347)	(5,897)
Class I	—	(12,879)	(104,058)	(224,520)
Class L	—	—	(342,226)	(702,742)
Class R2	—	(363)	(3,702)	(7,028)
Class R3	—	(350)	(4,230)	(7,579)
Class R4	—	(155)	(1,805)	(2,373)
Class R5	—	(3,443)	(2,919)	(5,275)
Class R6	—	(31,445)	(248,302)	(424,674)
Total distributions to shareholders	—	(60,515)	(776,811)	(1,510,880)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	202,647	1,064,246	(378,275)	(153,604)
NET ASSETS:
Change in net assets	888,627	2,480,993	(294,723)	(338,811)
Beginning of period	9,460,892	6,979,899	13,469,542	13,808,353
End of period	$10,349,519	$9,460,892	$13,174,819	$13,469,542
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,723	$164,522
Net realized gain (loss)	183,980	593,280
Change in net unrealized appreciation/depreciation	405,772	(74,030)
Change in net assets resulting from operations	664,475	683,772
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(86,156)	(123,104)
Class C	(11,569)	(23,870)
Class I	(117,447)	(195,765)
Class L	(91,081)	(151,034)
Class R2	(26)	(28)
Class R3	(182)	(211)
Class R4	(16)	(11)
Class R5	(1,376)	(245)
Class R6	(311,065)	(419,747)
Total distributions to shareholders	(618,918)	(914,015)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(276,750)	(258,480)
NET ASSETS:
Change in net assets	(231,193)	(488,723)
Beginning of period	9,087,411	9,576,134
End of period	$8,856,218	$9,087,411
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$337,305	$420,160	$63,729	$124,491
Distributions reinvested	20,640	9,540	2,179	14,566
Cost of shares redeemed	(229,528)	(418,393)	(43,743)	(82,803)
Change in net assets resulting from Class A capital transactions	128,417	11,307	22,165	56,254
Class C
Proceeds from shares issued	46,186	77,880	1,861	7,074
Distributions reinvested	5,757	3,767	—	354
Cost of shares redeemed	(208,054)	(236,954)	(2,381)	(7,711)
Change in net assets resulting from Class C capital transactions	(156,111)	(155,307)	(520)	(283)
Class I
Proceeds from shares issued	549,462	1,196,907	131,764	411,226
Distributions reinvested	27,951	12,857	5,085	23,594
Cost of shares redeemed	(514,977)	(978,297)	(157,488)	(331,278)
Change in net assets resulting from Class I capital transactions	62,436	231,467	(20,639)	103,542
Class R2
Proceeds from shares issued	1,680	3,042	361	973
Distributions reinvested	59	23	3	18
Cost of shares redeemed	(363)	(2,508)	(166)	(107)
Change in net assets resulting from Class R2 capital transactions	1,376	557	198	884
Class R3
Proceeds from shares issued	4,862	15,556	—	—
Distributions reinvested	121	43	—	—
Cost of shares redeemed	(7,100)	(5,884)	—	—
Change in net assets resulting from Class R3 capital transactions	(2,117)	9,715	—	—
Class R4
Proceeds from shares issued	4,702	8,054	—	—
Distributions reinvested	181	80	—	—
Cost of shares redeemed	(1,746)	(3,665)	—	—
Change in net assets resulting from Class R4 capital transactions	3,137	4,469	—	—
Class R5
Proceeds from shares issued	9,005	19,006	321	9,562
Distributions reinvested	595	300	70	256
Cost of shares redeemed	(18,849)	(40,172)	(41)	(7)
Change in net assets resulting from Class R5 capital transactions	(9,249)	(20,866)	350	9,811
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$901,214	$2,089,657	$330,674	$689,101
Distributions reinvested	45,629	21,669	15,599	47,800
Cost of shares redeemed	(1,081,877)	(1,503,187)	(188,656)	(296,871)
Change in net assets resulting from Class R6 capital transactions	(135,034)	608,139	157,617	440,030
Total change in net assets resulting from capital transactions	$(107,145)	$689,481	$159,171	$610,238
SHARE TRANSACTIONS:
Class A
Issued	11,865	17,387	1,208	2,464
Reinvested	685	406	39	286
Redeemed	(8,063)	(17,571)	(831)	(1,642)
Change in Class A Shares	4,487	222	416	1,108
Class C
Issued	2,049	4,078	37	149
Reinvested	242	202	—	8
Redeemed	(9,288)	(12,495)	(49)	(162)
Change in Class C Shares	(6,997)	(8,215)	(12)	(5)
Class I
Issued	18,248	47,175	2,431	7,838
Reinvested	874	518	89	454
Redeemed	(17,091)	(38,725)	(2,945)	(6,380)
Change in Class I Shares	2,031	8,968	(425)	1,912
Class R2
Issued	61	132	6	20
Reinvested	2	1	— (a)	— (a)
Redeemed	(13)	(105)	(3)	(2)
Change in Class R2 Shares	50	28	3	18
Class R3
Issued	167	639	—	—
Reinvested	4	2	—	—
Redeemed	(246)	(253)	—	—
Change in Class R3 Shares	(75)	388	—	—
Class R4
Issued	158	310	—	—
Reinvested	6	3	—	—
Redeemed	(59)	(139)	—	—
Change in Class R4 Shares	105	174	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	288	719	6	179
Reinvested	18	12	1	5
Redeemed	(596)	(1,536)	(1)	— (a)
Change in Class R5 Shares	(290)	(805)	6	184
Class R6
Issued	28,765	77,018	6,123	13,313
Reinvested	1,359	834	274	921
Redeemed	(34,079)	(55,972)	(3,483)	(5,715)
Change in Class R6 Shares	(3,955)	21,880	2,914	8,519

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$76,740	$117,565	$49,618	$148,055
Distributions reinvested	—	10,603	62,837	122,041
Cost of shares redeemed	(94,281)	(205,255)	(126,434)	(271,396)
Change in net assets resulting from Class A capital transactions	(17,541)	(77,087)	(13,979)	(1,300)
Class C
Proceeds from shares issued	4,060	7,713	1,792	7,114
Distributions reinvested	—	879	2,261	5,724
Cost of shares redeemed	(13,888)	(25,672)	(7,583)	(28,199)
Change in net assets resulting from Class C capital transactions	(9,828)	(17,080)	(3,530)	(15,361)
Class I
Proceeds from shares issued	347,656	1,078,278	137,857	461,615
Distributions reinvested	—	12,088	97,819	211,365
Cost of shares redeemed	(318,366)	(471,463)	(334,368)	(1,042,851)
Change in net assets resulting from Class I capital transactions	29,290	618,903	(98,692)	(369,871)
Class L
Proceeds from shares issued	—	—	249,918	732,499
Distributions reinvested	—	—	322,843	670,198
Cost of shares redeemed	—	—	(927,918)	(1,834,947)
Change in net assets resulting from Class L capital transactions	—	—	(355,157)	(432,250)
Class R2
Proceeds from shares issued	7,939	9,987	3,236	7,527
Distributions reinvested	—	363	3,695	7,012
Cost of shares redeemed	(7,400)	(12,941)	(5,139)	(12,407)
Change in net assets resulting from Class R2 capital transactions	539	(2,591)	1,792	2,132
Class R3
Proceeds from shares issued	12,418	21,394	2,839	7,400
Distributions reinvested	—	344	3,962	7,118
Cost of shares redeemed	(12,615)	(14,849)	(5,973)	(12,011)
Change in net assets resulting from Class R3 capital transactions	(197)	6,889	828	2,507
Class R4
Proceeds from shares issued	14,083	5,461	12,151	3,167
Distributions reinvested	—	155	1,805	2,373
Cost of shares redeemed	(4,889)	(5,600)	(2,515)	(9,532)
Change in net assets resulting from Class R4 capital transactions	9,194	16	11,441	(3,992)
Class R5
Proceeds from shares issued	39,610	86,914	4,031	5,993
Distributions reinvested	—	3,209	2,912	5,265
Cost of shares redeemed	(45,098)	(116,211)	(4,473)	(11,556)
Change in net assets resulting from Class R5 capital transactions	(5,488)	(26,088)	2,470	(298)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$633,144	$1,289,860	$433,503	$1,135,555
Distributions reinvested	—	30,834	223,013	377,967
Cost of shares redeemed	(436,466)	(759,410)	(579,964)	(848,693)
Change in net assets resulting from Class R6 capital transactions	196,678	561,284	76,552	664,829
Total change in net assets resulting from capital transactions	$202,647	$1,064,246	$(378,275)	$(153,604)
SHARE TRANSACTIONS:
Class A
Issued	2,206	3,669	1,464	4,251
Reinvested	—	332	1,835	3,559
Redeemed	(2,721)	(6,396)	(3,733)	(7,898)
Change in Class A Shares	(515)	(2,395)	(434)	(88)
Class C
Issued	176	357	56	216
Reinvested	—	41	70	177
Redeemed	(602)	(1,208)	(237)	(858)
Change in Class C Shares	(426)	(810)	(111)	(465)
Class I
Issued	8,142	27,142	4,027	13,296
Reinvested	—	305	2,800	6,053
Redeemed	(7,449)	(11,953)	(9,745)	(29,600)
Change in Class I Shares	693	15,494	(2,918)	(10,251)
Class L
Issued	—	—	7,121	20,306
Reinvested	—	—	9,061	18,844
Redeemed	—	—	(26,441)	(51,351)
Change in Class L Shares	—	—	(10,259)	(12,201)
Class R2
Issued	207	280	102	232
Reinvested	—	10	116	219
Redeemed	(193)	(363)	(164)	(390)
Change in Class R2 Shares	14	(73)	54	61
Class R3
Issued	296	562	85	217
Reinvested	—	9	117	210
Redeemed	(298)	(381)	(178)	(346)
Change in Class R3 Shares	(2)	190	24	81
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	327	139	361	90
Reinvested	—	4	52	69
Redeemed	(113)	(142)	(74)	(271)
Change in Class R4 Shares	214	1	339	(112)
Class R5
Issued	884	2,138	115	168
Reinvested	—	79	82	148
Redeemed	(1,021)	(2,886)	(127)	(324)
Change in Class R5 Shares	(137)	(669)	70	(8)
Class R6
Issued	14,272	31,323	12,367	31,333
Reinvested	—	753	6,260	10,632
Redeemed	(9,845)	(18,539)	(16,555)	(23,753)
Change in Class R6 Shares	4,427	13,537	2,072	18,212
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$111,697	$380,410
Distributions reinvested	82,951	117,446
Cost of shares redeemed	(166,752)	(309,869)
Change in net assets resulting from Class A capital transactions	27,896	187,987
Class C
Proceeds from shares issued	10,895	33,685
Distributions reinvested	11,344	23,478
Cost of shares redeemed	(59,369)	(109,155)
Change in net assets resulting from Class C capital transactions	(37,130)	(51,992)
Class I
Proceeds from shares issued	133,886	381,472
Distributions reinvested	109,685	178,020
Cost of shares redeemed	(408,397)	(695,145)
Change in net assets resulting from Class I capital transactions	(164,826)	(135,653)
Class L
Proceeds from shares issued	59,900	173,061
Distributions reinvested	85,564	143,444
Cost of shares redeemed	(270,510)	(526,510)
Change in net assets resulting from Class L capital transactions	(125,046)	(210,005)
Class R2
Proceeds from shares issued	45	65
Distributions reinvested	26	28
Cost of shares redeemed	(1)	(42)
Change in net assets resulting from Class R2 capital transactions	70	51
Class R3
Proceeds from shares issued	576	613
Distributions reinvested	152	161
Cost of shares redeemed	(301)	(1,428)
Change in net assets resulting from Class R3 capital transactions	427	(654)
Class R4
Proceeds from shares issued	53	50
Distributions reinvested	16	11
Cost of shares redeemed	(1)	(3)
Change in net assets resulting from Class R4 capital transactions	68	58
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$742	$19,960
Distributions reinvested	1,356	220
Cost of shares redeemed	(521)	(2,906)
Change in net assets resulting from Class R5 capital transactions	1,577	17,274
Class R6
Proceeds from shares issued	386,694	821,643
Distributions reinvested	310,545	419,131
Cost of shares redeemed	(677,025)	(1,306,320)
Change in net assets resulting from Class R6 capital transactions	20,214	(65,546)
Total change in net assets resulting from capital transactions	$(276,750)	$(258,480)
SHARE TRANSACTIONS:
Class A
Issued	3,213	10,486
Reinvested	2,370	3,312
Redeemed	(4,767)	(8,759)
Change in Class A Shares	816	5,039
Class C
Issued	313	942
Reinvested	325	664
Redeemed	(1,713)	(3,069)
Change in Class C Shares	(1,075)	(1,463)
Class I
Issued	3,812	10,667
Reinvested	3,105	4,981
Redeemed	(11,651)	(19,423)
Change in Class I Shares	(4,734)	(3,775)
Class L
Issued	1,694	4,801
Reinvested	2,419	4,009
Redeemed	(7,709)	(14,491)
Change in Class L Shares	(3,596)	(5,681)
Class R2
Issued	1	2
Reinvested	1	1
Redeemed	— (a)	(1)
Change in Class R2 Shares	2	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	17	18
Reinvested	4	4
Redeemed	(9)	(38)
Change in Class R3 Shares	12	(16)
Class R4
Issued	1	2
Reinvested	1	— (a)
Redeemed	— (a)	— (a)
Change in Class R4 Shares	2	2
Class R5
Issued	22	557
Reinvested	38	6
Redeemed	(15)	(83)
Change in Class R5 Shares	45	480
Class R6
Issued	10,973	23,201
Reinvested	8,790	11,732
Redeemed	(19,144)	(35,732)
Change in Class R6 Shares	619	(799)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2023 (Unaudited)	$28.14	$(0.06)	$2.76	$2.70	$—	$(0.20)	$(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Class C
Six Months Ended December 31, 2023 (Unaudited)	22.25	(0.10)	2.17	2.07	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Class I
Six Months Ended December 31, 2023 (Unaudited)	29.79	(0.02)	2.93	2.91	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Class R2
Six Months Ended December 31, 2023 (Unaudited)	27.58	(0.09)	2.71	2.62	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
Class R3
Six Months Ended December 31, 2023 (Unaudited)	28.08	(0.06)	2.76	2.70	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Class R4
Six Months Ended December 31, 2023 (Unaudited)	29.80	(0.02)	2.93	2.91	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.64	9.59%	$3,358,270	1.04%	(0.41)%	1.14%	14%
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40

24.12	9.30	707,603	1.54	(0.91)	1.64	14
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40

32.50	9.77	4,970,471	0.79	(0.16)	0.88	14
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40

30.00	9.50	9,054	1.30	(0.67)	1.42	14
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40

30.58	9.61	27,563	1.05	(0.42)	1.14	14
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40

32.51	9.76	30,166	0.80	(0.16)	0.88	14
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2023 (Unaudited)	$30.85	$—	$3.03	$3.03	$—	$(0.20)	$(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Class R6
Six Months Ended December 31, 2023 (Unaudited)	31.24	0.01	3.08	3.09	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$33.68	9.82%	$104,699	0.65%	(0.01)%	0.73%	14%
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40

34.13	9.89	8,030,695	0.55	0.08	0.63	14
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2023 (Unaudited)	$53.29	$0.10	$3.56	$3.66	$(0.18)	$—	$(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Class C
Six Months Ended December 31, 2023 (Unaudited)	49.56	(0.03)	3.29	3.26	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Class I
Six Months Ended December 31, 2023 (Unaudited)	54.58	0.17	3.64	3.81	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Class R2
Six Months Ended December 31, 2023 (Unaudited)	52.24	0.04	3.46	3.50	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Class R5
Six Months Ended December 31, 2023 (Unaudited)	54.78	0.21	3.65	3.86	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$56.77	6.87%	$708,277	1.14%	0.38%	1.26%	19%
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34

52.82	6.58	15,319	1.64	(0.13)	1.77	19
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34

58.10	6.99	1,034,521	0.89	0.62	1.00	19
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34

55.64	6.71	1,857	1.39	0.14	1.64	19
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34

58.27	7.06	11,080	0.74	0.78	0.85	19
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2023 (Unaudited)	$54.73	$0.24	$3.66	$3.90	$(0.43)	$—	$(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$58.20	7.13%	$2,182,673	0.64%	0.89%	0.75%	19%
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2023 (Unaudited)	$35.03	$(0.10)	$2.52	$2.42	$—	$—	$—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Class C
Six Months Ended December 31, 2023 (Unaudited)	23.29	(0.12)	1.66	1.54	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Class I
Six Months Ended December 31, 2023 (Unaudited)	43.56	(0.07)	3.13	3.06	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Class R2
Six Months Ended December 31, 2023 (Unaudited)	38.91	(0.17)	2.80	2.63	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Class R3
Six Months Ended December 31, 2023 (Unaudited)	42.44	(0.13)	3.04	2.91	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Class R4
Six Months Ended December 31, 2023 (Unaudited)	43.34	(0.08)	3.12	3.04	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.45	6.91%	$1,308,825	1.14%	(0.56)%	1.26%	22%
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54

24.83	6.61	53,732	1.64	(1.06)	1.75	22
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54

46.62	7.02	2,541,338	0.89	(0.31)	0.99	22
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54

41.54	6.76	50,656	1.45	(0.87)	1.55	22
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54

45.35	6.86	54,698	1.20	(0.61)	1.25	22
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54

46.38	7.01	34,729	0.95	(0.36)	1.00	22
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2023 (Unaudited)	$44.56	$(0.05)	$3.21	$3.16	$—	$—	$—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Class R6
Six Months Ended December 31, 2023 (Unaudited)	44.96	(0.03)	3.24	3.21	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$47.72	7.09%	$533,219	0.79%	(0.21)%	0.84%	22%
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54

48.17	7.14	5,772,322	0.70	(0.11)	0.74	22
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2023 (Unaudited)	$34.36	$0.15	$2.16	$2.31	$(0.34)	$(1.71)	$(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Class C
Six Months Ended December 31, 2023 (Unaudited)	32.43	0.06	2.03	2.09	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Class I
Six Months Ended December 31, 2023 (Unaudited)	34.99	0.19	2.21	2.40	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Class L
Six Months Ended December 31, 2023 (Unaudited)	35.66	0.22	2.25	2.47	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Class R2
Six Months Ended December 31, 2023 (Unaudited)	32.08	0.10	2.01	2.11	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Class R3
Six Months Ended December 31, 2023 (Unaudited)	33.90	0.14	2.14	2.28	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$34.62	6.86%	$1,175,231	1.14%	0.86%	1.25%	5%
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11

32.64	6.58	41,411	1.64	0.35	1.75	5
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11

35.26	7.00	1,798,473	0.89	1.10	0.99	5
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11

35.94	7.05	5,751,654	0.75	1.25	0.84	5
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11

32.20	6.70	62,394	1.40	0.61	1.50	5
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11

34.12	6.85	72,699	1.15	0.86	1.24	5
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2023 (Unaudited)	$34.76	$0.21	$2.17	$2.38	$(0.45)	$(1.71)	$(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Class R5
Six Months Ended December 31, 2023 (Unaudited)	35.59	0.22	2.25	2.47	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Class R6
Six Months Ended December 31, 2023 (Unaudited)	35.65	0.24	2.24	2.48	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$34.98	6.99%	$30,337	0.90%	1.21%	0.99%	5%
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11

35.87	7.07	50,279	0.75	1.26	0.84	5
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11

35.91	7.10	4,192,341	0.65	1.36	0.74	5
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2023 (Unaudited)	$35.00	$0.24	$2.46	$2.70	$(0.50)	$(1.97)	$(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55	1.68	2.23	(0.46)	(1.69)	(2.15)
Class C
Six Months Ended December 31, 2023 (Unaudited)	34.90	0.15	2.45	2.60	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38	1.68	2.06	(0.28)	(1.69)	(1.97)
Class I
Six Months Ended December 31, 2023 (Unaudited)	35.30	0.29	2.48	2.77	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62	1.70	2.32	(0.56)	(1.69)	(2.25)
Class L
Six Months Ended December 31, 2023 (Unaudited)	35.35	0.31	2.48	2.79	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72	1.64	2.36	(0.60)	(1.69)	(2.29)
Class R2
Six Months Ended December 31, 2023 (Unaudited)	34.48	0.19	2.42	2.61	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48	1.65	2.13	(0.42)	(1.69)	(2.11)
Class R3
Six Months Ended December 31, 2023 (Unaudited)	34.48	0.24	2.41	2.65	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49	1.71	2.20	(0.54)	(1.69)	(2.23)
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.23	7.85%	$1,282,100	1.04%	1.38%	1.15%	9%
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29
35.46	7.00	1,231,325	1.14	1.59	1.25	15

35.27	7.57	187,094	1.54	0.87	1.65	9
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29
35.29	6.45	522,878	1.64	1.08	1.75	15

35.52	7.98	1,692,685	0.79	1.62	0.89	9
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29
35.67	7.28	2,445,747	0.89	1.76	0.99	15

35.54	8.03	1,286,725	0.65	1.76	0.74	9
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29
35.69	7.41	2,569,596	0.74	2.04	0.84	15

34.67	7.72	407	1.30	1.12	1.54	9
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29
35.24	6.72	69	1.39	1.40	2.14	15

34.64	7.82	2,633	1.05	1.38	1.21	9
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29
35.08	7.00	2,241	1.14	1.44	1.26	15
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2023 (Unaudited)	$35.62	$0.29	$2.50	$2.79	$(0.60)	$(1.97)	$(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62	1.69	2.31	(0.57)	(1.69)	(2.26)
Class R5
Six Months Ended December 31, 2023 (Unaudited)	35.27	0.31	2.48	2.79	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65	1.71	2.36	(0.62)	(1.69)	(2.31)
Class R6
Six Months Ended December 31, 2023 (Unaudited)	35.31	0.33	2.47	2.80	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71	1.70	2.41	(0.65)	(1.69)	(2.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.84	7.97%	$243	0.80%	1.63%	0.98%	9%
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29
35.52	7.27	20,538	0.89	1.79	0.99	15

35.45	8.04	19,801	0.65	1.77	0.74	9
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
35.62	7.41	8,018	0.74	1.85	0.84	15

35.47	8.07	4,384,530	0.55	1.87	0.64	9
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
35.67	7.57	4,025,348	0.64	2.02	0.74	15
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

74	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$385,464	$—	$—	$385,464
Beverages	88,081	—	—	88,081
Biotechnology	662,599	—	—	662,599
Broadline Retail	1,031,036	—	—	1,031,036
Building Products	236,623	—	—	236,623
Capital Markets	676,194	—	—	676,194
Commercial Services & Supplies	176,973	—	—	176,973
Communications Equipment	105,150	—	—	105,150
Construction & Engineering	286,758	—	—	286,758
Distributors	67,018	—	—	67,018
Electrical Equipment	253,318	—	—	253,318
Electronic Equipment, Instruments & Components	130,773	—	—	130,773
Energy Equipment & Services	151,462	—	—	151,462
Entertainment	361,627	—	—	361,627
Financial Services	564,367	—	—	564,367

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$487,006	$—	$—	$487,006
Health Care Equipment & Supplies	348,317	—	—	348,317
Health Care Providers & Services	443,109	—	—	443,109
Hotels, Restaurants & Leisure	320,364	—	—	320,364
Household Durables	95,860	—	—	95,860
Insurance	156,142	—	—	156,142
Interactive Media & Services	1,507,523	—	—	1,507,523
IT Services	271,262	—	—	271,262
Life Sciences Tools & Services	219,200	—	—	219,200
Machinery	158,126	—	—	158,126
Media	130,913	—	—	130,913
Metals & Mining	63,250	—	—	63,250
Oil, Gas & Consumable Fuels	226,346	—	—	226,346
Pharmaceuticals	423,964	—	—	423,964
Professional Services	129,274	—	—	129,274
Semiconductors & Semiconductor Equipment	1,772,703	—	—	1,772,703
Software	3,116,664	—	15,096	3,131,760
Specialty Retail	543,391	—	—	543,391
Technology Hardware, Storage & Peripherals	1,196,733	—	—	1,196,733
Textiles, Apparel & Luxury Goods	122,919	—	—	122,919
Trading Companies & Distributors	58,479	—	—	58,479
Total Common Stocks	16,968,988	—	15,096	16,984,084
Short-Term Investments
Investment Companies	257,169	—	—	257,169
Investment of Cash Collateral from Securities Loaned	26,324	—	—	26,324
Total Short-Term Investments	283,493	—	—	283,493
Total Investments in Securities	$17,252,481	$—	$15,096	$17,267,577

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,018,615	$—	$—	$4,018,615

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$129,034	$—	$—	$129,034
Automobiles	52,845	—	—	52,845
Beverages	52,850	—	—	52,850
Biotechnology	547,256	—	—	547,256
Building Products	265,638	—	—	265,638
Capital Markets	894,653	—	—	894,653

76	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$386,552	$—	$—	$386,552
Communications Equipment	60,580	—	—	60,580
Construction & Engineering	230,392	—	—	230,392
Distributors	102,141	—	—	102,141
Diversified Consumer Services	78,153	—	—	78,153
Electrical Equipment	182,850	—	—	182,850
Electronic Equipment, Instruments & Components	370,690	—	—	370,690
Energy Equipment & Services	90,069	—	—	90,069
Entertainment	126,376	—	—	126,376
Financial Services	155,710	—	—	155,710
Ground Transportation	340,032	—	—	340,032
Health Care Equipment & Supplies	641,365	—	—	641,365
Health Care Providers & Services	272,132	—	—	272,132
Hotels, Restaurants & Leisure	596,944	—	—	596,944
Household Durables	100,691	—	—	100,691
Insurance	79,798	—	—	79,798
IT Services	476,409	—	—	476,409
Life Sciences Tools & Services	588,441	—	—	588,441
Machinery	233,513	—	—	233,513
Media	170,611	—	—	170,611
Metals & Mining	36,866	—	—	36,866
Oil, Gas & Consumable Fuels	301,436	—	—	301,436
Personal Care Products	62,656	—	—	62,656
Pharmaceuticals	51,652	—	—	51,652
Professional Services	195,462	—	—	195,462
Semiconductors & Semiconductor Equipment	546,178	—	—	546,178
Software	1,097,420	—	8,904	1,106,324
Specialty Retail	535,980	—	—	535,980
Textiles, Apparel & Luxury Goods	92,571	—	—	92,571
Trading Companies & Distributors	68,565	—	—	68,565
Total Common Stocks	10,214,511	—	8,904	10,223,415
Short-Term Investments
Investment Companies	139,743	—	—	139,743
Investment of Cash Collateral from Securities Loaned	309,502	—	—	309,502
Total Short-Term Investments	449,245	—	—	449,245
Total Investments in Securities	$10,663,756	$—	$8,904	$10,672,660

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,277,898	$—	$—	$13,277,898

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,938,942	$—	$—	$8,938,942

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2023, the Funds, with the exception of Growth Advantage Fund and Mid Cap Growth Fund, had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
As of December 31, 2023, Growth Advantage Fund and Mid Cap Growth Fund held restricted securities as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Funds Net Assets
Coreweave, Inc.	11/28/2023	$15,096	$15,096	0.1%
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Funds Net Assets
Coreweave, Inc.	11/28/2023	$8,904	$8,904	0.1%
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

78	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$25,418	$(25,418)	$—
Mid Cap Equity Fund	69,077	(69,077)	—
Mid Cap Growth Fund	299,746	(299,746)	—
Mid Cap Value Fund	92,233	(92,233)	—
Value Advantage Fund	63,676	(63,676)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$4
Mid Cap Equity Fund	2
Mid Cap Growth Fund	7
Mid Cap Value Fund	5
Value Advantage Fund	4
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (a) (b)	$229,015	$1,644,175	$1,616,225	$90	$114	$257,169	256,963	$7,653	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (a) (b)	—	559,001	537,000	3 *	— (c)	22,004	21,996	2,127 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (a) (b)	—	533,058	528,738	—	—	4,320	4,320	380 *	—
Total	$229,015	$2,736,234	$2,681,963	$93	$114	$283,493		$10,160	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2023.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (a) (b)	$124,100	$334,297	$365,388	$20	$39	$93,068	92,994	$2,768	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (a) (b)	43,783	292,001	273,000	13 *	— (c)	62,797	62,772	1,293 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (a) (b)	17,097	150,924	159,580	—	—	8,441	8,441	194 *	—
Total	$184,980	$777,222	$797,968	$33	$39	$164,306		$4,255	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2023.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (a) (b)	$128,783	$926,007	$915,135	$34	$54	$139,743	139,631	$4,098	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (a) (b)	137,903	866,999	728,000	39 *	33	276,974	276,863	5,156 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (a) (b)	23,086	384,969	375,527	—	—	32,528	32,528	691 *	—
Total	$289,772	$2,177,975	$2,018,662	$73	$87	$449,245		$9,945	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (a) (b)	$251,446	$1,121,080	$1,204,330	$60	$37	$168,293	168,158	$6,929	$—

80	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

Mid Cap Value Fund (continued)
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (a) (b)	$119,975	$731,000	$766,000	$32 *	$4	$85,011	84,977	$3,369 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (a) (b)	18,205	305,625	314,210	—	—	9,620	9,620	482 *	—
Total	$389,626	$2,157,705	$2,284,540	$92	$41	$262,924		$10,780	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2023	Shares at December 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.51% (a) (b)	$331,127	$1,402,020	$1,647,022	$73	$39	$86,237	86,168	$4,675	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.56% (a) (b)	31,993	459,000	433,000	19 *	—	58,012	57,989	2,229 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.30% (a) (b)	44,536	267,214	304,179	—	—	7,571	7,571	348 *	—
Total	$407,656	$2,128,234	$2,384,201	$92	$39	$151,820		$7,252	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2023 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$61	$23	$46	n/a	$2	$1	$— (a)	$2	$58	$193
Mid Cap Equity Fund
Transfer agency fees	8	1	5	n/a	1	n/a	n/a	— (a)	17	32
Mid Cap Growth Fund
Transfer agency fees	116	3	10	n/a	12	2	1	5	70	219
Mid Cap Value Fund
Transfer agency fees	37	1	16	$39	3	1	— (a)	1	50	148
Value Advantage Fund
Transfer agency fees	30	12	25	11	— (a)	1	— (a)	— (a)	25	104

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

82	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2023, the effective annualized rate was 0.070% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2023, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$238	$— (a)
Mid Cap Equity Fund	41	— (a)
Mid Cap Growth Fund	49	— (a)
Mid Cap Value Fund	14	—
Value Advantage Fund	46	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55
The expense limitation agreements were in effect for the six months ended December 31, 2023 and are in place until at least October 31, 2024.
For the six months ended December 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$3,859	$2,571	$487	$6,917	$—
Mid Cap Equity Fund	1,201	800	10	2,011	11
Mid Cap Growth Fund	1,214	807	1,211	3,232	—
Mid Cap Value Fund	3,368	2,238	187	5,793	23
Value Advantage Fund	2,330	1,556	228	4,114	25
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2023 were as follows:

Growth Advantage Fund	$169
Mid Cap Equity Fund	62
Mid Cap Growth Fund	93
Mid Cap Value Fund	162
Value Advantage Fund	118
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended December 31, 2023 the amount of these reimbursements were as follows:

Growth Advantage Fund	$2
Mid Cap Equity Fund	1
Mid Cap Growth Fund	1

84	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

Mid Cap Value Fund	$2
Value Advantage Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The below Funds used related party broker-dealers during the six months ended December 31, 2023, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$11
Mid Cap Equity Fund	30
Mid Cap Value Fund	8
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,184,920	$2,463,899
Mid Cap Equity Fund	794,383	657,122
Mid Cap Growth Fund	2,233,761	2,022,629
Mid Cap Value Fund	658,720	1,564,493
Value Advantage Fund	732,328	1,327,383
During the six months ended December 31, 2023, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$9,066,005	$8,293,677	$92,105	$8,201,572
Mid Cap Equity Fund	2,955,546	1,106,371	43,302	1,063,069
Mid Cap Growth Fund	7,960,088	2,869,036	156,464	2,712,572
Mid Cap Value Fund	8,126,689	5,466,222	315,013	5,151,209
Value Advantage Fund	5,904,816	3,134,697	100,571	3,034,126

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
At June 30, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2023, the following Funds deferred to July 1, 2023 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Growth Advantage Fund	$147,118	$40,652	$17,715	$2,314
Mid Cap Equity Fund	23,247	15,066	1,387	—
Mid Cap Growth Fund	156,681	(28,229)	9,937	8,703
Mid Cap Value Fund	9,050	—	—	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2023.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2023.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

86	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

As of December 31, 2023, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.4%	1	24.0%
Mid Cap Equity Fund	—	—	2	63.2
Mid Cap Growth Fund	—	—	2	29.5
Mid Cap Value Fund	—	—	3	42.4
Value Advantage Fund	—	—	2	26.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2023, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
JPMorgan SmartRetirement Funds
Growth Advantage Fund	10.2%
Value Advantage Fund	19.9
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	87

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2023, and continued to hold your shares at the end of the reporting period, December 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,095.90	$5.48	1.04%
Hypothetical	1,000.00	1,019.91	5.28	1.04
Class C
Actual	1,000.00	1,093.00	8.10	1.54
Hypothetical	1,000.00	1,017.39	7.81	1.54
Class I
Actual	1,000.00	1,097.70	4.17	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class R2
Actual	1,000.00	1,095.00	6.85	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R3
Actual	1,000.00	1,096.10	5.53	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class R4
Actual	1,000.00	1,097.60	4.22	0.80
Hypothetical	1,000.00	1,021.12	4.06	0.80
Class R5
Actual	1,000.00	1,098.20	3.43	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R6
Actual	1,000.00	1,098.90	2.90	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

88	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,068.70	$5.93	1.14%
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,065.80	8.52	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64
Class I
Actual	1,000.00	1,069.90	4.63	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R2
Actual	1,000.00	1,067.10	7.22	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R5
Actual	1,000.00	1,070.60	3.85	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	1,071.30	3.33	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64
JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,069.10	5.93	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,066.10	8.52	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64
Class I
Actual	1,000.00	1,070.20	4.63	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R2
Actual	1,000.00	1,067.60	7.54	1.45
Hypothetical	1,000.00	1,017.85	7.35	1.45
Class R3
Actual	1,000.00	1,068.60	6.24	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class R4
Actual	1,000.00	1,070.10	4.94	0.95
Hypothetical	1,000.00	1,020.36	4.82	0.95
Class R5
Actual	1,000.00	1,070.90	4.11	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class R6
Actual	1,000.00	1,071.40	3.64	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,068.60	5.93	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class C
Actual	1,000.00	1,065.80	8.52	1.64
Hypothetical	1,000.00	1,016.89	8.31	1.64

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	89

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class I
Actual	$1,000.00	$1,070.00	$4.63	0.89%
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class L
Actual	1,000.00	1,070.50	3.90	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class R2
Actual	1,000.00	1,067.00	7.27	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R3
Actual	1,000.00	1,068.50	5.98	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Class R4
Actual	1,000.00	1,069.90	4.68	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90
Class R5
Actual	1,000.00	1,070.70	3.90	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class R6
Actual	1,000.00	1,071.00	3.38	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,078.50	5.43	1.04
Hypothetical	1,000.00	1,019.91	5.28	1.04
Class C
Actual	1,000.00	1,075.70	8.04	1.54
Hypothetical	1,000.00	1,017.39	7.81	1.54
Class I
Actual	1,000.00	1,079.80	4.13	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class L
Actual	1,000.00	1,080.30	3.40	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R2
Actual	1,000.00	1,077.20	6.79	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R3
Actual	1,000.00	1,078.20	5.49	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class R4
Actual	1,000.00	1,079.70	4.18	0.80
Hypothetical	1,000.00	1,021.12	4.06	0.80
Class R5
Actual	1,000.00	1,080.40	3.40	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R6
Actual	1,000.00	1,080.70	2.88	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

90	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August  8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”).  This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	91

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’
distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's

92	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A, Class I and Class R6 shares was in the third, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for Class A and Class R6 shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the fourth, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	93

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A and Class I shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A, Class I and Class R6 shares was in the third quintiles of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.   The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Value Advantage Fund’s performance for Class A, Class I and Class R6 shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the
Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the third and second quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintiles of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was

94	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2023

in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and third quintile of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

December 31, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	95

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. December 2023.
SAN-MC-1223

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 4, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 4, 2024